UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5782

Mercantile Funds, Inc.

(Exact name of registrant as specified in charter)

Two Hopkins Plaza

Baltimore, MD 21201

(Address of principal executive offices)(Zip code)

Michael D. Daniels

Two Hopkins Plaza

Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 237-5852

Date of fiscal year end: May 31

Date of reporting period: February 28, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12—12-14 of Regulation S-X [17 CFR §§ 210.12-12—12-14]. The schedules need not be audited.

Mercantile Funds, Inc.

Prime Money Market Fund

Schedule of Portfolio Investments

February 28, 2007

(Unaudited)

	Par (000)	Value
U.S. GOVERNMENT AGENCY SECURITIES—8.7%
Federal Home Loan Bank—7.7%
Floating Rate Notes
4.31%, 3/2/07(a)	$10,500	$10,500,000
4.37%, 5/4/07(a)(b)	15,000	14,995,329
5.32%, 5/15/07(a)	10,900	10,899,930
5.39%, 2/28/08(a)	9,500	9,500,000
Notes
5.20%, 10/17/07	9,200	9,195,471
5.27%, 11/21/07	9,500	9,499,793
5.30%, 3/5/08	8,000	8,000,000

		72,590,523

Freddie Mac—1.0%
Notes,
5.30%, 2/6/08	10,000	10,000,000

		10,000,000

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $82,590,523)		82,590,523

CERTIFICATES OF DEPOSIT—15.4%
Canadian Imperial Bank of Commerce, 5.28%, 3/13/07	20,700	20,700,000
Deutsche Bank Finland, 5.39%, 10/16/07	9,200	9,200,000
Deutsche Bank, New York, 5.30%, 5/15/07	25,000	25,000,470
Royal Bank of Scotland 5.29%, 4/20/07	20,000	20,000,000
5.31%, 5/23/07	15,300	15,300,174
Societe Generale 5.30%, 7/9/07	18,250	18,250,000
5.30%, 5/29/07	18,000	18,000,000
Toronto Dominion, 5.32%, 3/12/07	18,500	18,500,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $144,950,644)		144,950,644

COMMERCIAL PAPER—55.6%
Asset Backed Securities—27.7%
Amsterdam Funding Corp., 5.24%, 4/13/07 (c)	19,000	18,881,081
Barton Capital, LLC, 5.25%, 3/20/07 (c)	15,000	14,958,437
Fairway Finance Corp., 5.26%, 4/5/07 (d)	22,000	21,887,601
Fountain Square Community Funding, 5.24%, 3/15/07 (d)	12,000	11,975,547
Grampian Funding, LLC, 5.21%, 7/23/07 (c)	24,000	23,499,840
Kitty Hawk Funding Corp. (d), 5.26%, 3/20/07	25,000	24,930,597
Old Line Funding
5.25%, 3/5/07(c)	25,000	24,985,417
5.26%, 4/3/07(c)	5,000	4,975,892
Park Avenue Receivables (c), 5.24%, 4/27/07	20,000	19,834,067
Sheffield Receivables, 5.26%, 3/7/07 (d)	8,850	8,842,242
Stratford Recievables, 5.28%, 3/12/07 (d)	20,000	19,967,733
Thames Asset Global Securities, 5.27%, 3/15/07 (c)	20,000	19,959,011
Three Pillars Funding, 5.26%, 3/2/07 (d)	22,000	21,996,786
Windmill Funding Corp, 5.26%, 3/22/07 (c)	25,000	24,923,583

		261,617,834

Foreign Banks—6.2%
CBA (Delaware) Finance, 5.25%, 3/15/07	25,000	24,948,958
Dexia Delaware, LLC, 5.25%, 3/13/07	10,000	9,982,517
HBOS Treasury Services
5.24%, 5/2/07	300	297,295
5.24%, 5/3/07	7,000	6,935,810
5.22%, 6/8/07	16,500	16,263,143

		58,427,723

Broker/Dealer—3.7%
UBS Delaware Finance, 5.30%, 3/1/07	35,000	35,000,000

		35,000,000

Banking & Financial Services—14.9%
American Honda Finance, 5.22%, 4/26/07	22,000	21,821,360
Bank of America Corp.
5.24%, 4/24/07	15,643	15,520,163
5.24%, 4/20/07	6,350	6,303,786
Citigroup Funding, 5.26%, 3/9/07	32,000	31,962,596
General Electric Capital Corp., 5.22%, 4/25/07	30,000	29,760,750
JP Morgan Chase & Co., 5.23%, 3/23/07	20,000	19,936,078
Morgan Stanley, 5.25%, 3/1/07	19,750	19,750,000
Toyota Motor Credit Corp., 5.23%, 3/5/07	25,000	24,985,472

		170,040,205

TOTAL COMMERCIAL PAPER (Cost $525,085,762)		525,085,762

CORPORATE BONDS—1.5%
Toyota Motor Credit Corp, 5.33%, 10/15/07	5,000	5,001,166
Wells Fargo & Co., 5.45%, 3/23/07	9,000	9,000,573

TOTAL CORPORATE BONDS (Cost $14,001,739)		14,001,739

See Accompanying Notes to Schedules of Portfolio Investments.

REPURCHASE AGREEMENTS—13.7%
Bank of America Securities, LLC (Agreement dated 02/28/07 to be repurchased at $25,003,646 collateralized by $50,250,000 (Value $25,387,132) U.S. STRIPS, 8.13%, due 05/15/21)
5.25%,3/1/07	$25,000	$25,000,000
JP Morgan Securities (Agreement dated 02/28/07 to be repurchased at $25,003,639 collateralized by $21,490,000 (Value $25,491,603) U.S. Treasury Note, 2.5%, due 7/15/16)
5.24%, 3/1/07	25,000	25,000,000
Merril Lynch Securities (Agreement dated 02/28/07 to be repurchased at $25,003,639 collateralized by $20,065,000 (Value $25,292,448) U.S. Treasury Note, 3.625%, due 1/15/08)
5.24%, 3/1/07	25,000	25,000,000
Morgan Stanley Securities (Agreement dated 02/28/07 to be repurchased at $29,004,221 collateralized by $23,875,000 (Value $29,555,484) U.S. Treasury Notes, 6.625%, due 02/15/27)
5.24%, 3/1/07	29,000	29,000,000
Wachovia Securities (Agreement dated 02/28/07 to be repurchased at $25,003,639 collateralized by $25,417,000 (Value $25,472,600) U.S. Treasury Notes, 4.75%, due 2/28/09)
5.24%, 3/1/07	25,000	25,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $129,000,000)		129,000,000

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN—1.6%
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse First Boston (See Notes)	15,402	15,401,739

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $15,401,739)		15,401,739

	Shares	Value

MONEY MARKET FUNDS—6.2%
Morgan Stanley Liquidity Prime Fund	40,506,313	40,506,313
Merrill Lynch Premier Institutional Fund	16,625,755	16,625,755
Goldman Sachs Financial Square Prime Obligations Fund	615,958	615,958
Blackrock Provident Institutional Funds—Temp Fund	493,473	493,473

TOTAL MONEY MARKET FUNDS (Cost $58,241,499)		58,241,499

TOTAL INVESTMENT IN SECURITIES—102.7% (Cost $969,271,906) (e)		969,271,906

LIABILITIES IN EXCESS OF OTHER ASSETS—(2.7)%		(25,284,648)

NET ASSETS—100.0%		$943,987,258

(a)	Variable or floating rate security. Rate disclosed is as of February 28, 2007.
(b)	A portion or all the share amounts are temporarily on loan to an unaffiliated broker/dealer.
(c)	4-2 Security exempt from registration under the Securities Act of 1933. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to procedures approved by the Board of Directors.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to procedures approved by the Board of Directors.
(e)	Aggregate cost for financial reporting and Federal income tax purpose.

See Accompanying Notes to Schedules of Portfolio Investments.

Mercantile Funds, Inc.

Government Money Market Fund

Schedule of Portfolio Investments

February 28, 2007

(Unaudited)

	Par (000)	Value
U.S. GOVERNMENT AGENCY SECURITIES—70.4%
Fannie Mae—19.8%
Discount Notes
5.14%, 3/7/07 – 3/29/07	$10,900	$10,874,942
5.20%, 3/8/07	6,500	6,493,428
5.14%, 3/14/07 – 4/25/07(a)	10,362	10,312,821
5.12%, 3/26/07	6,000	5,978,667
5.13%, 3/30/07	4,694	4,674,591
5.03% , 4/4/07(a)	10,007	9,959,012
5.13%, 4/11/07(a)	5,000	4,970,787
5.16%, 5/9/07	6,000	5,940,660
5.15%, 5/16/07	6,500	6,429,331
5.09%, 8/1/07(a)	5,000	4,891,837
5.01%, 10/26/07(a)	5,000	4,833,696
Notes
2.75%, 3/8/07	4,000	3,998,098
3.65%, 11/30/07	3,000	2,963,774
5.30%, 1/8/08	3,500	3,500,000

		85,821,644

Federal Farm Credit Bank—10.1%
Discount Notes
5.18%, 3/9/07	6,500	6,492,518
5.15%, 3/12/07	11,650	11,631,667
5.14%, 3/15/07	3,085	3,078,857
5.17%, 3/16/07 – 3/21/07	10,000	9,974,868
5.13%, 4/3/07	5,570	5,543,807
5.12%, 4/23/07	5,150	5,111,181
5.11%, 6/4/07	2,170	2,140,767

		43,973,665

Federal Home Loan Bank—21.5%
Discount Notes
5.14%, 3/7/07 – 3/28/07(a)	18,000	17,955,126
5.17%, 3/14/07(a)	10,000	9,981,327
5.20%, 3/16/07 – 3/23/07	11,500	11,470,028
5.21%, 3/28/07(a)	6,500	6,474,626
5.13%, 5/2/07 – 5/11/07(a)	11,500	11,391,984
Floating Rate Notes
4.30%, 3/1/07(b)	4,085	4,085,000
4.37%, 5/4/07(a)(b)	2,500	2,499,222
5.32%, 5/15/07(b)	4,000	3,999,993
5.39%, 1/24/08 – 2/28/08(b)	7,500	7,500,000
Notes
5.20%, 10/17/07	4,500	4,497,785
5.27%, 11/21/07	5,000	4,999,891
5.30%, 12/5/07 – 3/5/08	8,500	8,500,000

		93,354,982

Freddie Mac—19.0%
Discount Notes
5.13%, 3/6/07 – 3/13/07(a)	17,553	17,529,852
5.13%, 3/9/07	5,000	4,994,300
5.14%, 3/21/07	5,000	4,985,736
5.15%, 4/3/07(a)	7,500	7,464,594
5.14%, 4/9/07 – 4/30/07(a)	16,158	16,052,934
5.17%, 4/20/07	6,500	6,453,326
5.16%, 4/30/07	5,000	4,957,000
5.12%, 5/25/07 – 6/1/07(a)	10,000	9,874,134
5.12%, 6/12/07	6,000	5,912,193
Notes

5.14%, 12/14/07	2,250	2,250,000
5.30%, 2/6/08	2,000	2,000,000

		82,474,069

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $305,624,360)		305,624,360

REPURCHASE AGREEMENTS—28.1%
Bank of America Securities, LLC. (Agreement dated 02/28/07 to be repurchased at $22,003,208 collateralized by $44,220,000 (Value $22,340,676) U.S. STRIPS, 8.13%, due 05/15/21)
5.25%, 3/1/07	22,000	22,000,000
JP Morgan Securities (Agreement dated 02/28/07 to be repurchased at $25,003,639 collateralized by $21,490,000 (Value $25,491,603) U.S. Treasury, 12.5%, due 8/15/14)
5.24%, 3/1/07	25,000	25,000,000
Merril Lynch Securities, (Agreement dated 02/28/07 to be repurchased at $25,003,639 collateralized by $25,000,000 (Value $25,574,713) U.S. Treasury Note, 2.375%, due 1/15/27)
5.24%, 3/1/07	25,000	25,000,000
Morgan Stanley Securities (Agreement dated 02/28/07 to be repurchased at $25,003,639 collateralized by $21,800,000 (Value $25,491,603) U.S. Treasury Notes, 6.25%, due 8/15/23)
5.24%, 3/1/07	25,000	25,000,000
Wachovia Securities, (Agreement dated 02/28/07 to be repurchased at $25,003,639 collateralized by $25,656,000 (Value $25,500,442) U.S. Treasury Notes, 3.875%, due 9/15/10)
5.24%, 3/1/07	25,000	25,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $122,000,000)		122,000,000

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN—28.8%
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse First Boston (See Notes)	125,235	125,235,468

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $125,235,468)		125,235,468

	Shares	Value

MONEY MARKET FUNDS—2.7%
BlackRock Provident Institutional Funds—Fed Fund	246,584	246,584

MONEY MARKET FUNDS—Continued
Goldman Sachs Financial Square Government Fund	11,408,453	11,408,453
Merrill Lynch Government Money Market Fund	115,945	115,945

TOTAL MONEY MARKET FUNDS (Cost $11,770,982)		11,770,982

TOTAL INVESTMENT IN SECURITIES—130.0% (Cost $564,630,810) (c)		564,630,810

LIABILITIES IN EXCESS OF OTHER ASSETS — (30.0)%		(130,425,722)

NET ASSETS — 100.0%		$434,205,088

(a)	A portion or all the share amounts are temporarily on loan to an unaffiliated broker/dealer.
(b)	Variable or floating rate security. Rate disclosed is as of February 28, 2007.
(c)	Aggregate cost for financial reporting and Federal income tax purpose.

See Accompanying Notes to Schedules of Portfolio Investments.

Mercantile Funds, Inc.

Tax-Exempt Money Market Fund

Schedule of Portfolio Investments

February 28, 2007

(Unaudited)

	Par (000)	Value
MUNICIPAL BONDS—96.9%
Alaska—1.0%
Valdez Alaska Marine Terminal, RB, VRDB, BP Pipelines, Inc. Project,
3.63%, 3/1/07 (a)	$2,500	$2,500,000

Arizona—2.9%
Salt River Agriculture Improvement & Power Authority, RB, TECP, LIQ: Wells Fargo, Marshall & Isley, Bank One, Morgan Guaranty, Bank of New York, Bank of America,
3.52%, 4/3/07	7,000	7,000,000

California—2.6%
California Department of Water & Power Resources and Power Supply, RB, VRDB, LOC:Dexia Credit Local,
3.49%, 3/1/07 (a)	2,000	2,000,000
City of Fremont, COP, VRDB, Maintenance Center & Fire Project, INS: AMBAC, SPA: Dexia Credit Local,
3.49%, 3/1/07 (a)	2,320	2,320,000
Orange County Transportation Authority Toll Road, RB, VRDB, INS: AMBAC, SPA: JP Morgan, Dexia Credit Local,
3.49%, 3/1/07 (a)	2,000	2,000,000

		6,320,000

Connecticut—1.7%
Connecticut State, GO, VRDB, SPA: Bayerische Landesbank,
3.53%, 3/1/07 (a)	1,650	1,650,000
Connecticut State, GO, VRDB, SPA: Landesbank Hessen-Thuringen Girozentrale,
3.65%, 3/1/07 (a)	2,500	2,500,000

		4,150,000

District of Columbia—2.1%
District of Columbia, RB, VRDB, George Washington University, INS: MBIA, SPA: Bank of America,
3.52%, 3/7/07 (a)	5,000	5,000,000

Florida—5.1%
Jacksonville Electric Authority, RB, TECP, SPA: Dexia Credit Local,
3.50%, 4/10/07	4,000	4,000,000
Sarasota County Florida Public Hospital, RB, VRDB, INS: AMBAC,
3.67%, 3/1/07 (a)	8,265	8,265,000

		12,265,000

Illinois—0.4%
Cook County Community Construction, GO, VRDB, Schaumburg Township, SPA: Heleba,
3.55%, 3/7/07 (a)	1,000	1,000,000

Louisiana—1.3%
St. Charles Parish, RB, VRDB, PCRB, Shell Oil Company Project,
3.65%, 3/1/07 (a)	3,050	3,050,000

Maryland—12.7%
City of Baltimore IDA, RB, VRDB, Capital Acquisition, LOC: Bayerische Landesbank,
3.55%, 3/7/07 (a)	2,000	2,000,000
Howard County, Maryland, GO, TECP, LIQ: State Street,
3.61%, 4/2/07	6,000	6,000,000
Maryland Health & Higher Education, RB, TECP, John Hopkins University,
3.52%, 3/8/07	4,500	4,500,000
Maryland State Economic Development Corp., RB, VRDB, U.S. Pharmacopeial INS: AMBAC, SPA: Bank of America,
3.67%, 3/1/07 (a)	5,850	5,850,000
Montgomery County, VRDB, GO, SPA:Dexia Credit Local,
3.67%, 3/1/07 (a)	4,350	4,350,000
University Systems of Maryland, COP, VRDB, College Park Business School, LOC: Bank of America,
3.70%, 3/1/07 (a)	3,800	3,800,000
Washington Suburban Sanitary District, GO,
5.00%, 6/1/07	2,000	2,007,423
Washington Suburban Sanitary District, GO, VRDB, SPA: Landesbank Hessen-Thrgn, 3.42%, 3/7/07 (a)	2,275	2,275,000

		30,782,423

Massachusetts—5.7%
Massachusetts State Water Resources Authority, RB, VRDB, LIQ: Landesbank Hessen Thuringen,
3.66%, 3/1/07 (a)	5,000	5,000,000
Massachusetts State Water Revenue Authority, RB, VRDB, INS: AMBAC, SPA: Dexia Credit Local, Bank of Nova Scotia,
3.51%, 3/7/07 (a)	4,295	4,295,000
Massachusetts State, GO, VRDB, SPA: Bank of America,
3.66%, 3/1/07 (a)	2,500	2,500,000
Massachusetts State, GO, VRDB, SPA: State Street Bank and Trust,
3.63%, 3/7/07 (a)	2,000	2,000,000

		13,795,000

Michigan—2.7%
Michigan Municipal Bond Authority Revenue, LOC: Bank of Nova Scotia,
4.50%, 8/20/07	3,000	3,012,384
University of Michigan, RB, VRDB, Medical Service Plan,
3.62%, 3/1/07 (a)	1,600	1,600,000
University of Michigan, RB, VRDB, University Hospital,
3.52%, 3/7/07 (a)	2,000	2,000,000

		6,612,384

Minnesota—2.2%
Rochester Minnesota Health Facilities Mayo Foundation, RB, TECP

MUNICIPAL BONDS—Continued
Minnesota—Continued
3.57%, 3/7/07	$3,000	$3,000,000
3.57%, 3/7/07	2,400	2,400,000

		5,400,000

Missouri—3.2%
Missouri State Health & Educational Facilities, RB, VRDB, Cox Health Systems, INS: AMBAC, SPA: Bank of Nova Scotia,
3.67%, 3/1/07 (a)	6,550	6,550,000
Missouri State Health & Educational Facilities, RB, VRDB, Washington University Project, SPA: Morgan Guaranty Trust
3.52%, 3/7/07(a)	840	840,000
3.52%, 3/7/07(a)	350	350,000

		7,740,000

Nevada—1.2%
Las Vegas Water Authority, RB, TECP, LIQ: BNP / Lloyds,
3.64%, 5/18/07	3,000	3,000,000

New Hampshire—0.6%
New Hampshire Health & Higher Education, Dartmouth College, RB, VRDB, SPA: JP Morgan,
3.48%, 3/7/07 (a)	1,475	1,475,000

New Jersey—1.7%
New Jersey State Tax and Revenue Anticipation Notes,
4.50%, 6/22/07	4,000	4,011,147

New York—3.8%
Long Island Power Authority, RB, VRDB, INS:MBIA, SPA: Credit Suisse First Boston,
3.47%, 3/7/07 (a)	1,315	1,315,000
New York City E5, GO, VRDB, LOC: JP Morgan,
3.59%, 3/1/07 (a)	1,500	1,500,000
New York City Transitional Financial Authority, RB, VRDB, New York City Recovery,SPA:Bank of New York,
3.47%, 3/7/07 (a)	2,375	2,375,000
New York City, GO, VRDB, LOC: JP Morgan,
3.47%, 3/1/07 (a)	4,100	4,100,000

		9,290,000

North Carolina—4.4%
City of Durham, COP, VRDB, SPA: Wachovia Bank of North Carolina,
3.53%, 3/1/07 (a)	300	300,000
North Carolina Educational Facilities, Financial Agency Revenue, RB, VRDB, Duke University Project,
3.60%, 3/1/07 (a)	5,420	5,420,000
University of North Carolina, RB, VRDB,
3.50%, 3/7/07 (a)	3,600	3,600,000
Winston Salem Community Treatment Facilities Partnership, COP, VRDB, SPA: Dexia Credit Local, 3.63%, 3/1/07 (a)	1,200	1,200,000

		10,520,000

Ohio—1.9%
State Air Quality Development Authority, RB, VRDB, LOC: Wachovia Bank,
3.63%, 3/1/07 (a)	4,630	4,630,000

Oregon—1.1%
Oregon State, GO, VRDB, SPA: Morgan Guaranty Trust,
3.50%, 3/7/07 (a)	2,600	2,600,000

Pennsylvania—3.7%
Delaware County IDA, RB, VRDB, General Electric
3.52%, 3/7/07(a)	2,200	2,200,000
3.52%, 3/7/07(a)	1,550	1,550,000
Pennsylvania State Turnpike Revenue, RB, VRDB, SPA: Westdeutsche Landesbank, Bayerische Landesbank, Gironzentrale, Landesbank Baden, Wurtemburg,
3.64%, 3/1/07 (a)	3,285	3,285,000
Pennsylvania State University, RB, VRDB, SPA: Westdeutsche Landesbank,
3.64%, 3/1/07 (a)	2,000	2,000,000

		9,035,000

South Carolina—3.6%
Berkeley County Pollution Control Facilities, RB, VRDB, Amoco Chemical Company Project,
3.63%, 3/1/07 (a)	3,300	3,300,000
South Carolina Public Services, RB, TECP, LIQ: BNP / Dexia Credit Local
3.48%, 4/10/07	3,000	3,000,000
3.55%, 4/10/07	2,470	2,470,000

		8,770,000

Texas—10.6%
Dallas Texas Area Rapid Transit Authority, RB, TECP, LOQ: Westdeutche Landsbank, Landsbank Hessen-Thrgn,
3.65%, 3/8/07	6,950	6,950,000
Harris County Texas, GO, TECP, Bank of Nova Scotia,
3.62%, 5/9/07	6,000	6,000,000
Red River Educational Finance Corp., RB, VRDB, Texas Christian University Project,
3.50%, 3/7/07 (a)	3,100	3,100,000
San Antonio Gas & Electric, RB, TECP, LIQ: Bank of America, State Street,
3.58%, 5/18/07	6,200	6,200,000
Texas Board of Regents, RB, TECP, Texas A&M University,
3.63%, 5/23/07	1,500	1,500,000

MUNICIPAL BONDS—Continued
Texas—Continued
Texas State Tax & Revenue Anticipation Notes,
4.50%, 8/31/07	$2,000	$2,008,180

		25,758,180
Utah—5.7%
Intermountain Power Agency, RB, INS: AMBAC, SPA: Landesbank Hessen Thuringen,
3.55%, 3/1/07 (a)	2,000	2,000,000
Intermountain Power Agency, RB, TECP, INS:AMBAC,
3.55%, 4/9/07	2,000	2,000,000
Intermountain Power Agency, RB, TECP, SPA: Bank of Nova Scotia,
3.62%, 6/19/07	6,000	6,000,000
Salt Lake County, RB, VRDB, PCRB, Service Station Holdings Project, BP Amoco,
3.63%, 3/1/07 (a)	3,900	3,900,000

		13,900,000

Virginia—12.9%
IDA Of Hampton, RB, TECP, Sentara Health System, LIQ: Wachovia Bank,
3.53%, 3/7/07	3,000	3,000,000
Loudoun County Industrial Development Authority, RB, VRDB, Howard Hughes Medical Institute
3.62%, 3/1/07(a)	1,500	1,500,000
3.65%, 3/1/07(a)	3,000	3,000,000
3.53%, 3/7/07(a)	4,155	4,155,000
Peninsula Port Authority of Virginia, RB, TECP, LIQ: U.S. Bank,
3.50%, 3/6/07	4,005	4,005,000
Richmond Virginia Revenue Anticipation Notes,
4.00%, 6/21/07	1,500	1,501,737
University of Virginia, RB, TECP,
3.48%, 3/9/07	4,000	4,000,000
Virginia State College Building Authority, RB, VRDB, SPA: Wachovia Bank,
3.67%, 3/1/07 (a)	2,900	2,900,000
Virginia State, Public Building Authority, RB, VRDB, SPA: Dexia Credit Local,
3.61%, 3/1/07 (a)	7,300	7,300,000

		31,361,737

Washington—2.1%
King County Sewer, RB, TECP, SPA: Bayerische Landesbank,
3.50%, 4/4/07	5,000	5,000,000

TOTAL MUNICIPAL BONDS (Cost $234,965,871)		234,965,871

	Shares	Value
MONEY MARKET FUNDS—2.9%
Black Rock Provident Institutional Funds—MuniFund	1,455,510	1,455,510
Goldman Sachs Financial Square Tax-Free Money Market Fund	5,604,625	5,604,625

TOTAL MONEY MARKET FUNDS (Cost $7,060,135)		7,060,135

TOTAL INVESTMENT IN SECURITIES—99.8% (Cost $242,026,006) (b)		242,026,006

OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		395,853

NET ASSETS—100.0%		$242,421,859

(a)	Variable or floating rate security. Rate disclosed is as of February 28, 2007.
(b)	Aggregate cost for financial reporting and Federal income tax purpose.

See accompanying Notes to Schedules of Portfolio Investments.

Mercantile Funds, Inc.

Growth & Income Fund

Schedule of Portfolio Investments

February 28, 2007

(Unaudited)

	Shares	Value
COMMON STOCKS—98.6%
Consumer Discretionary—12.2%
Apollo Group, Inc. (a)(b)	130,910	$6,190,734
Gildan Activewear, Inc. (a)	47,280	2,447,213
Home Depot, Inc.	262,600	10,398,960
Kohl’s Corp. (a)	29,070	2,005,539
News Corp., CL A	97,950	2,206,813
Nike, Inc. (b)	49,130	5,132,611
Panera Bread Co., CL A (a)(b)	77,590	4,750,836
Regis Corp. (b)	56,320	2,369,946
Target Corp.	79,880	4,915,016
Time Warner, Inc.	312,960	6,368,736
Urban Outfitters, Inc. (a)(b)	340,280	8,445,750

		55,232,154

Consumer Staples—8.2%
Del Monte Foods Co.	309,600	3,560,400
Nestle ADR	47,280	4,394,269
Pepsico, Inc.	96,190	6,074,399
Procter & Gamble Co.	120,680	7,661,973
Unilever PLC- Sponsored ADR	216,280	5,815,769
Walgreen Co.	158,700	7,095,477
Whole Foods Market, Inc. (b)	50,710	2,422,417

		37,024,704

Energy—10.0%
Apache Corp.	77,330	5,299,425
BP PLC—ADR	55,210	3,403,144
ConocoPhillips	168,310	11,010,840
Exxon Mobil Corp.	177,712	12,738,396
Halliburton Co.	172,560	5,328,653
Patterson-UTI Energy, Inc.	191,530	4,269,204
Peabody Energy Corp.	78,430	3,168,572

		45,218,234

Financial Services—16.6%
AFLAC, Inc.	199,190	9,401,768
Allstate Corp.	55,910	3,357,955
American International Group, Inc.	155,520	10,435,392
Capital One Financial Corp.	178,900	13,789,612
Citigroup, Inc.	238,770	12,034,008
Fidelity National Financial, Inc., CL A (b)	210,790	5,058,960
Franklin Resources, Inc.	24,860	2,918,315
Lehman Brothers Holding, Inc.	33,110	2,426,963
Wachovia Corp.	187,520	10,382,982
Willis Group Holdings Ltd.	136,870	5,433,739

		75,239,694

Health Care—15.9%
Abbott Laboratories	86,120	4,703,874
Amgen, Inc. (a)(b)	78,270	5,029,630
Boston Scientific Corp. (a)	503,570	8,213,227
Cephalon, Inc. (a)(b)	75,740	5,383,599
Coventry Health Care, Inc. (a)	74,990	4,080,956
Eli Lilly and Co.	104,910	5,522,462
Genzyme Corp. (a)	162,670	10,053,006
Johnson & Johnson	63,790	4,021,960
Medtronic, Inc.	141,240	7,112,846
Pfizer, Inc.	386,090	9,636,807
Pharmaceutical Product Development, Inc.	136,300	4,332,977
Respironics, Inc. (a)	88,960	3,644,691

		71,736,035

Industrials—8.3%
Danaher Corp. (b)	30,360	2,174,990
Eaton Corp. (b)	65,190	5,281,042
General Electric Co.	303,180	10,587,046
Goodrich Corp.	87,260	4,280,103
Graco, Inc.	85,450	3,461,580
ITT Corp.	78,110	4,625,674
United Technologies	110,780	7,270,491

		37,680,926

Information Technology—21.9%
Accenture Ltd.	88,760	3,168,732
Cisco Systems (a)	388,910	10,088,325
Dell Computer Corp. (a)	223,070	5,097,150
Ebay, Inc. (a)	146,720	4,703,843
EMC Corp. (a)(b)	633,750	8,840,813
Getty Images, Inc. (a)(b)	48,100	2,522,845
Intel Corp.	291,885	5,793,917
Jabil Circuit, Inc.	264,990	7,080,533
Maxim Integrated Products	278,300	9,114,325
Microchip Technology, Inc. (b)	146,130	5,202,228
Microsoft	456,300	12,853,971
Oracle Corp. (a)	397,620	6,532,897
Symantec Corp. (a)(b)	382,770	6,545,367
Texas Instruments, Inc. (b)	229,990	7,120,490
YAHOO!, Inc. (a)	139,220	4,296,329

		98,961,765

Materials & Processing—1.0%
Rohm & Haas Co.	85,210	4,504,201

Telecommunications—4.5%
AT&T, Inc.	131,440	4,836,992
Motorola, Inc.	119,860	2,219,807
QUALCOMM, Inc.	90,830	3,658,633
Rogers Communications, Inc., CL B	93,222	3,043,698
Sprint Nextel Corp.	346,268	6,676,047

		20,435,177

TOTAL COMMON STOCKS (Cost $380,616,321)		446,032,890

	Par (000)	Value
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN—14.8%
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse First Boston (See Notes)	$66,949	66,949,378

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $66,949,378)		66,949,378

REPURCHASE AGREEMENT—0.7%
Morgan Stanley Securities (Agreement dated 02/28/07 to be repurchased at $3,346,487 collateralized by $3,460,000 (Value $3,415,401) U.S. Treasury Notes, 4.00%, due 11/15/12)
5.24%, 3/1/07	$3,346	$3,346,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,346,000)		3,346,000

TOTAL INVESTMENT IN SECURITIES—114.1% (Cost $450,911,699) (c)		516,328,268

LIABILITIES IN EXCESS OF OTHER ASSETS—(14.1)%		(63,878,842)

NET ASSETS—100.0%		$452,449,426

(a)	Non-income producing security.
(b)	A portion or all the share amounts are temporarily on loan to an unaffiliated broker/dealer.
(c)	Aggregate cost for Federal income tax purposes is $452,556,424. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$66,983,453
Excess of tax cost over value	$(3,211,609)

See Accompanying Notes to Schedules of Portfolio Investments.

Mercantile Funds, Inc.

Equity Income Fund

Schedule of Portfolio Investments

February 28, 2007

(Unaudited)

	Shares	Value
COMMON STOCKS—99.6%
Consumer Discretionary—9.4%
Apollo Group, Inc. (a)(b)	27,940	$1,321,282
Ethan Allen Interiors, Inc. (b)	18,080	666,429
Furniture Brands International, Inc. (b)	59,720	957,909
Home Depot, Inc.	73,760	2,920,896
Liz Claiborne, Inc.	10,900	490,500
Regis Corp. (b)	17,250	725,880
Target Corp.	14,510	892,800
Time Warner, Inc.	58,760	1,195,766

		9,171,462
Consumer Staples—3.7%
Del Monte Foods Co.	102,570	1,179,555
Procter & Gamble Co.	9,860	626,012
Unilever PLC- Sponsored ADR (b)	38,100	1,024,509
Wal-Mart Stores, Inc.	15,247	736,430

		3,566,506

Energy—12.1%
Apache Corp.	9,830	673,650
BP PLC—ADR	44,380	2,735,583
ChevronTexaco Corp.	10,520	721,777
ConocoPhillips	51,750	3,385,485
Exxon Mobil Corp.	38,920	2,789,786
Patterson-UTI Energy, Inc.	65,530	1,460,664

		11,766,945

Financial Services—24.7%
Allstate Corp.	13,430	806,606
American International Group, Inc.	38,720	2,598,112
Bank of America Corp.	67,960	3,457,125
Capital One Financial Corp. (b)	38,100	2,936,748
Chubb Corp. (b)	21,760	1,110,848
Citigroup, Inc.	78,670	3,964,968
Endurance Specialty Holdings Ltd.	44,730	1,586,126
Fidelity National Financial, Inc., CL A	43,810	1,051,440
Freddie Mac	15,870	1,018,536
Lincoln National Corp.	7,860	535,659
Wachovia Corp.	59,421	3,290,141
Washington Mutual, Inc.	17,250	743,130
Willis Group Holdings Ltd.	24,280	963,916

		24,063,355

Health Care—14.6%
Abbott Laboratories	13,450	734,639
Amgen, Inc. (a)	22,820	1,466,413
Boston Scientific Corp. (a)	119,410	1,947,577
Cephalon, Inc. (a)(b)	10,210	725,727
Coventry Health Care, Inc. (a)	16,440	894,665
Eli Lilly and Co. (b)	27,800	1,463,392
Health Management Associates, Inc. (b)	82,550	1,647,698
Johnson & Johnson	11,820	745,251
Pfizer, Inc.	166,530	4,156,589
Wyeth Co.	8,630	422,179

		14,204,130

Industrials—8.4%
Eaton Corp. (b)	12,860	1,041,789
General Electric Co.	71,120	2,483,510
Goodrich Corp.	16,920	829,926
Ingersoll Rand Co. (b)	17,660	764,855
Masco Corp. (b)	35,350	1,055,198
Nabors Industries Ltd. (a)	24,120	722,635
Tyco International Ltd.	42,250	1,302,567

		8,200,480

Information Technology—16.5%
Cisco Systems (a)	21,440	556,154
Comverse Technology, Inc. (a)	25,600	562,688
Dell Computer Corp. (a)(b)	65,210	1,490,049
EMC Corp. (a)(b)	87,260	1,217,277
Flextronics International Ltd. (a)(b)	64,240	702,143
Getty Images, Inc. (a)(b)	9,120	478,344
Intel Corp.	96,610	1,917,708
Jabil Circuit, Inc.	81,590	2,180,085
Maxim Integrated Products	58,970	1,931,267
Microsoft	55,720	1,569,632
Sandisk Corp. (a)	25,330	922,519
Symantec Corp. (a)(b)	88,300	1,509,930
Texas Instruments, Inc.	33,580	1,039,637

		16,077,433

Materials & Processing—3.5%
Alcoa, Inc.	26,360	880,687
Dow Chemical Co.	43,980	1,926,324
Rohm & Haas Co. (b)	10,430	551,330

		3,358,341

Telecommunications—6.2%
AT&T, Inc.	46,860	1,724,448
Motorola, Inc.	39,060	723,391
Sprint Nextel Corp.	80,100	1,544,328
Verizon Communications (b)	32,580	1,219,470
Vodafone Group ADR	30,061	838,702

		6,050,339

Utilities—0.5%
Exelon Corp.	7,930	522,825

TOTAL COMMON STOCKS (Cost $81,780,765)		96,981,816

	Par (000)	Value
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN—20.8%
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse First Boston (See Notes)	$20,226	20,225,876

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $20,225,876)		20,225,876

REPURCHASE AGREEMENT—0.0%
Bank of America Securities, LLC. (Agreement dated 02/28/07 to be repurchased at $24,004 collateralized by $50,000 (Value $24,480) U.S. STRIPS, 8.13%, due 05/15/21)
5.25%, 3/1/07	24	24,000

TOTAL REPURCHASE AGREEMENTS (Cost $24,000)		24,000

TOTAL INVESTMENT IN SECURITIES—120.4% (Cost $102,030,641) (c)	117,231,692

LIABILITIES IN EXCESS OF OTHER ASSETS—(20.4)%	(19,861,341)

NET ASSETS—100.0%	$97,370,351

(a)	Non-income producing security.
(b)	A portion or all the share amounts are temporarily on loan to an unaffiliated broker/dealer.
(c)	Aggregate cost for Federal income tax purposes is $102,439,047. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$15,904,315
Excess of tax cost over value	$(1,111,670)

See Accompanying Notes to Schedules of Portfolio Investments.

Mercantile Funds, Inc.

Equity Growth Fund

Schedule of Portfolio Investments

February 28, 2007

(Unaudited)

	Shares	Value
COMMON STOCKS—99.1%
Consumer Discretionary—14.1%
Comcast Corp., CL A (a)(b)	8,085	$207,946
Gildan Activewear, Inc. (a)	14,460	748,450
Kohl’s Corp. (a)	7,250	500,178
Lowe’s Companies, Inc.	34,370	1,119,087
News Corp., CL A	16,030	361,156
Nike, Inc. (b)	5,650	590,255
Panera Bread Co., CL A (a)(b)	10,620	650,263
Regis Corp.	9,230	388,398
Starbucks Corp. (a)	10,800	333,720
Target Corp.	14,480	890,954
Urban Outfitters, Inc. (a)(b)	45,010	1,117,148

		6,907,555

Consumer Staples—8.2%
Nestle ADR	7,390	686,837
Pepsico, Inc.	17,700	1,117,755
Procter & Gamble Co.	16,890	1,072,346
Walgreen Co.	16,990	759,623
Whole Foods Market, Inc.	8,290	396,013

		4,032,574

Energy—4.9%
Apache Corp.	7,390	506,437
Halliburton Co.	19,050	588,264
Peabody Energy Corp.	17,650	713,060
Smith International, Inc. (b)	14,720	603,520

		2,411,281

Financial Services—6.6%
AFLAC, Inc.	19,040	898,688
American International Group, Inc.	9,980	669,658
Capital One Financial Corp. (b)	14,200	1,094,536
Franklin Resources, Inc.	5,100	598,689

		3,261,571

Health Care—15.7%
Abbott Laboratories	11,090	605,736
Amgen, Inc. (a)	10,070	647,098
Boston Scientific Corp. (a)	48,270	787,284
Cephalon, Inc. (a)(b)	9,920	705,114
Eli Lilly and Co.	9,955	524,031
Genzyme Corp. (a)	22,250	1,375,050
Medtronic, Inc.	18,930	953,315
Pfizer, Inc.	34,925	871,728
Pharmaceutical Product Development, Inc.	14,780	469,856
Respironics, Inc. (a)	19,130	783,756

		7,722,968

Industrials—13.1%
Danaher Corp. (b)	12,210	874,724
Gardner Denver, Inc. (a)	23,310	789,510
General Electric Co.	34,410	1,201,597
Graco, Inc.	14,910	604,004
ITT Corp.	10,940	647,867
Precision Castparts Corp.	7,950	723,211
United Technologies	14,690	964,105
Uti Worldwide, Inc.	20,250	610,335

		6,415,353

Information Technology—35.2%
Accenture Ltd.	19,110	682,227
Adobe Systems, Inc. (a)	11,640	456,870
Altera Corp. (a)(b)	25,130	530,494
Applied Materials & Processing, Inc.	27,260	506,218
Broadcom Corp., CL A (a)	9,640	328,628
Cisco Systems (a)	66,890	1,735,127
Citrix Systems, Inc. (a)	7,980	256,956
Comverse Technology, Inc. (a)	17,980	395,200
Ebay, Inc. (a)(b)	20,720	664,283
EMC Corp. (a)(b)	89,610	1,250,059
Intel Corp.	46,610	925,208
Jabil Circuit, Inc.	27,100	724,112
Maxim Integrated Products (b)	23,830	780,433
Microsoft	90,300	2,543,751
Oracle Corp. (a)	59,760	981,857
QUALCOMM, Inc.	22,360	900,661
Symantec Corp. (a)(b)	37,870	647,577
Tessera Technologies, Inc. (a)	12,460	503,633
Texas Instruments, Inc.	34,870	1,079,575
Websense, Inc. (a)	21,160	481,602
YAHOO!, Inc. (a)(b)	30,150	930,429

		17,304,900

Telecommunications—1.3%
Rogers Communications, Inc., CL B	18,850	615,453

TOTAL COMMON STOCKS (Cost $41,205,314)		48,671,655

	Par (000)	Value
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN—20.2%
Investment in Securities lending Short Term Investment Portfolio held by Credit Suisse First Boston (See Notes)	$9,915	9,915,073

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $9,915,073)		9,915,073

REPURCHASE AGREEMENT—0.8%
Banc of America Securities LLC, (Agreement Dated 2/28/07 to be repurchased at $387,056 collateralized by $780,000 (Value $394,069) U.S. STRIPS, 8.13%, due 05/15/21)
5.25%, 3/1/07	387	387,000

TOTAL REPURCHASE AGREEMENTS (Cost $387,000)		387,000

TOTAL INVESTMENT IN SECURITIES—120.1% (Cost $51,507,387) (c)		58,973,728

LIABILITIES IN EXCESS OF OTHER ASSETS—(20.1)%		(9,882,885)

NET ASSETS—100.0%		$49,090,843

(a)	Non-income producing security.
(b)	A portion or all the share amounts are temporarily on loan to an unaffiliated broker/dealer.

(c)	Aggregate cost for Federal income tax purposes is $51,728,374. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$7,889,929
Excess of tax cost over value	$(644,575)

See Accompanying Notes to Schedules of Portfolio Investments.

Mercantile Funds, Inc.

Capital Opportunities Fund

Schedule of Portfolio Investments

February 28, 2007

(Unaudited)

	Shares	Value
COMMON STOCKS—100.1%
Autos & Transportation—3.5%
Alexander & Baldwin, Inc. (a)	27,300	$1,349,166
Kirby Corp. (b)	33,700	1,231,398
Knight Transportation (a)	75,550	1,411,274
Saia, Inc. (b)	14,500	394,980
Skywest, Inc.	30,800	786,940
Thor Industries, Inc. (a)	16,500	690,360
Wabtec	43,400	1,397,480
YRC Worldwide, Inc. (a)(b)	15,500	673,940

		7,935,538

Consumer Discretionary—21.1%
A.H. Belo Corp.	32,000	596,480
Advisory Board (b)	27,300	1,419,873
American Greetings Corp., CL A	33,900	793,938
Applebee’s International, Inc.	48,300	1,234,548
BJ’S Restaurant, Inc. (b)(c)	273,600	5,575,968
Borders Group, Inc.	48,800	1,043,344
Brinks Co.	24,400	1,445,212
Brunswick Corp. (a)	28,700	937,055
Casella Waste Systems, CL A (b)	56,100	662,541
Cato Corp.	49,550	1,083,163
CEC Entertainment, Inc. (b)	21,300	908,232
Chipotle Mexican Grill, CL A (a)(b)	33,400	2,003,666
Coach, Inc. (b)	47,200	2,227,840
Dollar Tree Stores, Inc. (b)	36,400	1,241,604
First Cash Financial Services, Inc. (a)(b)	107,600	2,418,848
Furniture Brands International, Inc. (a)	24,300	389,772
Gymboree Corp. (b)	38,300	1,443,527
Hibbett Sporting Goods, Inc. (a)(b)	75,119	2,342,210
Insight Enterprises, Inc. (b)	34,200	660,744
Kenneth Cole Productions, Inc. (a)	20,500	523,775
Life Time Fitness, Inc. (a)(b)	34,000	1,625,200
Meredith Corp.	19,300	1,128,471
Petsmart, Inc.	26,400	800,184
PRICELINE.COM, Inc. (a)(b)	17,200	901,452
Ross Stores, Inc.	36,100	1,182,997
Ruby Tuesday, Inc.	40,800	1,195,440
Service Corp. International	124,500	1,460,385
Sonic Corp. (a)(b)	52,518	1,138,065
Stage Stores, Inc. (a)	51,075	1,120,075
The Men’s Wearhouse, Inc.	23,200	1,027,296
Tuesday Morning Corp. (a)	35,300	555,622
Under Armour, Inc., CL A (a)(b)	48,200	2,214,790
United Stationers, Inc. (b)	17,200	946,000
WMS Industries, Inc. (a)(b)	33,000	1,235,190
Wolverine World Wide	33,000	915,750
Zale Corp. (b)	46,300	1,192,688

		47,591,945

Consumer Staples—1.3%
Chattem, Inc. (b)	20,900	1,115,433
Constellation Brands, Inc. (a)(b)	38,600	905,556
Del Monte Foods Co.	89,700	1,031,550

		3,052,539

Energy—5.2%
Alpha Natural Resources, Inc. (a)(b)	39,600	571,428
Arch Coal, Inc.	17,700	551,178
Basic Energy Services, Inc. (b)	59,100	1,345,707
Cal Dive International, Inc. (b)	100,400	1,221,868
Carbo Ceramics, Inc. (a)	31,700	1,366,904
Grey Wolf, Inc. (a)(b)	102,200	683,718
Input/Output, Inc. (a)(b)	116,100	1,575,477
Newfield Exploration Co. (b)	27,100	1,171,262
TODCO, CL A (b)	20,400	695,232
W-H Energy Services, Inc. (b)	26,500	1,113,000
Whiting Petroleum Corp. (b)	34,300	1,327,753

		11,623,527

Financial Services—17.7%
American Equity Investment	57,800	766,428
Amerisafe, Inc. (a)(b)	101,900	1,883,112
Ashford Hospitality Trust (a)	60,400	748,960
Bank Of Hawaii Corp.	30,300	1,567,116
BankUnited Financial Corp. (a)	43,900	1,072,038
Boston Private Financial (a)	43,300	1,249,205
Brandywine Realty Trust (a)	48,722	1,736,939
Colonial Bancgroup, Inc.	71,000	1,833,930
Delphi Financial Group (a)	51,750	2,033,258
Education Realty Trust, Inc.	30,000	443,700
Euronet Worldwide, Inc. (a)(b)	40,200	1,098,666
First Midwest Bancgroup, Inc.	20,400	767,448
Greater Bay Bancorp	44,700	1,197,960
Harleysville Group	18,500	601,435
Highland Hospitality	59,200	971,472
Highwoods Properties, Inc.	24,300	1,073,574
Independent Bank Corp.	14,400	447,984
Infinity Property & Casualty Corp.	19,200	886,656
MAF Bancorp, Inc.	23,700	1,048,725
Midwest Banc Holdings, Inc. (a)	50,500	983,235
NBT Bancorp, Inc.	22,300	500,189
Ohio Casualty Corp.	39,100	1,165,962
Platinum Underwriters	39,900	1,274,805
Portfolio Recovery Associates, Inc. (a)(b)	34,900	1,536,996
Protective Life Corp.	20,600	914,846
Provident Bankshares (a)	34,800	1,193,988
RAIT Investment Trust	58,600	1,960,170
Signature Bank (b)	43,100	1,324,032
Stancorp Financial Group	22,200	1,070,040
Sterling Financial	57,416	1,888,412
Triad Guaranty, Inc. (b)	20,300	922,838
United Fire & Casualty	34,900	1,209,285
Washington Real Estate Investment Trust (a)	22,500	899,550
WR Berkley Corp.	46,100	1,502,860

		39,775,814

Health Care—10.5%
Align Technology, Inc. (a)(b)	82,300	1,351,366
Arrow International, Inc.	28,400	947,708
Community Health Systems, Inc. (b)	25,400	946,150
Conceptus, Inc. (a)(b)	65,900	1,237,602
Digene Corp. (b)	30,100	1,423,128
Home Diagnostics, Inc. (b)	61,800	718,734
Keryx Biopharmaceuticals (a)(b)	80,700	919,980
Medarex, Inc. (b)	41,100	562,248
MGI Pharma, Inc. (a)(b)	72,700	1,542,694
Micrus Endovascular Corp. (b)	74,500	1,542,150
Nastech Pharmaceutical (a)(b)	94,300	1,090,108
Nutri/System, Inc. (a)(b)	33,000	1,489,950
Owens & Minor, Inc.	33,300	1,097,901
PDL BioPharma, Inc. (a)(b)	78,500	1,498,565

Pediatrix Medical Group, Inc. (a)(b)	29,000	$1,568,900
Rigel Pharmaceuticals, Inc. (b)	49,300	516,171
Steris Corp.	41,400	1,072,260
Telik, Inc. (a)(b)	132,100	766,180
United Therapeutics Corp. (a)(b)	40,800	2,292,960
Universal Health Services, Inc.	16,800	972,048

		23,556,803

Information Technology—18.6%
24/7 Real Media, Inc. (b)	120,900	1,165,476
Acxiom Corp.	50,500	1,078,680
Akamai Technologies (a)(b)	41,200	2,124,684
Allot Communications (a)(b)	119,272	1,152,168
BEA Systems, Inc. (a)(b)	88,200	1,052,226
Bell Microproducts (b)	59,200	405,520
Brocade Communications Systems, Inc. (b)	68,900	620,789
Checkpoint Systems, Inc. (a)(b)	42,000	821,520
CommScope, Inc. (b)	33,400	1,284,898
Compuware Corp. (b)	169,600	1,551,840
Cray, Inc. (b)	63,000	842,310
Emageon Inc. (a)(b)	98,800	1,152,996
Emulex Corp. (b)	76,700	1,372,930
Factset Research Systems, Inc.	18,900	1,150,254
FMC Corp.	14,700	1,081,479
Informatica Corp. (b)	96,100	1,245,456
Isilon Systems, Inc. (a)(b)	63,100	1,228,557
Macrovision Corp. (a)(b)	45,900	1,132,353
Marchex, Inc. (a)	74,600	1,005,608
Microsemi Corp. (a)(b)	72,700	1,472,902
NaviSite, Inc. (b)	157,400	1,021,526
Netgear, Inc. (a)(b)	24,100	651,423
Occam Networks, Inc. (b)	23,500	318,895
Parametric Technology Corp. (a)(b)	70,900	1,352,063
Powerwave Technologies, Inc. (a)(b)	263,800	1,403,416
Premiere Global Services, Inc. (b)	98,700	1,028,454
QAD, Inc.	40,500	338,985
SIRF Technology Holdings, Inc. (a)(b)	43,100	1,232,229
Switch and Data Facilities Co. (a)(b)	53,400	1,040,232
Sybase, Inc. (b)	47,500	1,187,025
Sykes Enterprises, Inc. (b)	56,200	901,448
Synopsys, Inc. (b)	45,600	1,166,448
Tessera Technologies, Inc. (b)	37,300	1,507,666
Tibco Software, Inc. (b)	152,600	1,381,030
Trident Microsystems, Inc. (b)	63,400	1,401,774
Verifone Holdings, Inc. (b)	42,900	1,675,245
Vishay Intertechnology, Inc. (b)	88,700	1,263,975

		41,814,480

Materials & Processing—12.0%
Albemarle Corp.	16,300	1,334,155
Beazer Homes USA, Inc.	27,600	1,089,096
Bowater, Inc. (a)	39,300	950,274
Ceradyne, Inc. (a)(b)	43,400	2,239,440
Crown Holdings, Inc. (b)	59,400	1,356,696
Dynamic Materials Corp. (a)	76,100	2,379,647
Gilbraltar Industries, Inc. (a)	26,600	618,450
Griffon Corp. (a)(b)	30,300	711,747
Harsco Corp.	15,300	1,312,740
Hexcel Corp. (a)(b)	45,700	825,342
Insituform Technologies (b)	17,700	448,518
IPSCO, Inc.	13,100	1,428,686
M.D.C. Holdings, Inc. (a)	16,200	827,172
Mueller Industries, Inc.	29,600	882,080
NCI Building Systems, Inc. (a)(b)	33,700	1,881,808
Physicians Formula Holdings, Inc. (b)	34,600	699,958
Quanex Corp. (a)	26,600	1,039,794
Spartech	31,100	823,528
Texas Industries (a)	11,000	871,310
The Timberland Co., CL A (b)	24,000	650,880
The Timken Co.	25,300	723,074
Valspar Corp.	33,200	900,052
Volcom, Inc. (a)(b)	42,800	1,561,344
Walter Industries, Inc.	16,100	401,373
Williams Scotsman International, Inc. (b)	58,200	1,184,952

		27,142,116

Producer Durables—7.5%
Actuant Corp., CL A	24,800	1,294,560
Clean Harbors, Inc. (a)(b)	33,800	1,707,238
Crane Co.	24,800	944,632
Cymer, Inc. (b)	21,700	901,852
Entegris, Inc. (a)(b)	64,400	717,416
ESCO Technologies, Inc. (a)(b)	33,100	1,442,829
KB Home	11,600	575,360
Lincoln Electric Holdings, Inc.	41,200	2,570,880
Mueller Water Products, Inc.	26,604	394,803
Plexus Corp. (b)	15,000	246,000
Polycom, Inc. (b)	70,600	2,252,140
Symmetricom, Inc. (a)(b)	124,100	1,049,886
Technitrol, Inc.	38,600	848,814
Varian Semiconductor Equipment (a)(b)	28,200	1,347,678
WCI Communities, Inc. (a)(b)	25,700	535,074

		16,829,162

Utilities—2.7%
Basin Water, Inc. (a)(b)	118,100	925,904
Black Hills Corp.	16,800	605,640
El Paso Electric Co. (b)	41,500	976,910
Fairpoint Communications, Inc.	31,000	592,100
Otter Tail Corp.	21,100	690,392
PNM Resources	36,650	1,120,024
Southwest Gas Corp.	29,000	1,076,480

		5,987,450

TOTAL COMMON STOCKS (Cost $176,090,661)		225,309,374

	Par (000)	Value
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN—28.2%
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse First Boston (See Notes)	$63,442	$63,441,878

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $63,441,878)		63,441,878

TOTAL INVESTMENT IN SECURITIES—128.3% (Cost $239,532,539) (d)		288,751,252

LIABILITIES IN EXCESS OF OTHER ASSETS—(28.3)%		(63,621,739)

NET ASSETS—100.0%		$225,129,513

(a)	A portion or all the share amounts are temporarily on loan to an unaffiliated broker/dealer.
(b)	Non-income producing security.
(c)	Security is restricted as to resale and is illiquid.
(d)	Aggregate cost for Federal income tax purposes is $239,914,074. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$56,168,114
Excess of tax cost over value	$(7,330,936)

See accompanying Notes to Schedules of Portfolio Investments.

Mercantile Funds, Inc.

International Equity Fund

Schedule of Portfolio Investments

February 28, 2007

(Unaudited)

	Shares	Value
COMMON STOCKS—95.7%
Australia—1.6%
Billiton	62,520	$1,336,070
Brambles Industries Ltd. (a)(b)	37,190	388,445
CSL Ltd.	8,339	510,054
Fosters Brewing	1,266,039	6,302,671
John Fairfax Holdings Ltd. (b)	43,474	164,716
Newcrest Mining	54,208	962,876
Orica Ltd.	94,536	1,843,032
Publishing and Broadcasting Ltd. (b)	11,002	166,652
Rio Tinto Ltd. (b)	17,474	1,040,578

		12,715,094

Austria—1.8%
Erste Bank Der Oester	23,121	1,718,151
Immoeast Immoblien Anagen (a)	25,645	380,057
Immofinanz Immobilien Anlagen AG (a)	49,241	748,642
OMV AG	47,303	2,640,741
Raiffeisen International Bank-Holding AG (b)	10,289	1,384,592
Telekom Austria AG	241,323	6,035,150
Wiener Stadtische Allgemeine Versicherung AG	8,199	571,198
Wienerberger Baustoffindustrie AG	13,007	800,309

		14,278,840

Belgium—2.1%
Almancora Communications	8,527	1,230,973
Fortis	19,370	833,504
Fortis NL	156,770	6,745,918
KBC Bancassurance Holding	61,271	7,455,582

		16,265,977

Bermuda—0.1%
Central European Media Enterprises Ltd. (a)	6,623	534,609

British Virgin Islands—0.0%
RenShares Utilities Ltd. (a)	68,938	222,086

Bulgaria—0.0%
Bulgaria Compensation Notes (a)(c)	86,497	29,139
Bulgaria Housing Compensation Notes (a)(c)	46,870	16,668
Bulgaria Registered Compensation Vouchers (a)(c)	19,166	6,485

		52,292

Canada—0.7%
Bema Gold Corp.	90,253	564,998
Eldorado Gold Corp.	15,114	90,221
Encana Corp.	50,899	2,471,603
Ivanhoe Mines Ltd.	121,567	1,231,993
Potash Corporation Of Saskatchewan, Inc.	4,814	759,503

		5,118,318

Chile—0.0%
Quimica Y Minera de Chile SA (ADR)	996	136,601

China—0.1%
China Life Insurance Co. Ltd.	146,934	394,018
Shenzhen Chiwan Wharf Holdings Ltd.	40,040	81,797
Weiqiao Textile Co. Ltd.	164,998	232,317

		708,132

Cyprus—0.4%
Bank Of Cyprus Publis Co. Ltd.	147,393	2,196,053
Cyprus Popular Bank Ltd. (a)	49,331	522,201

		2,718,254

Czech Republic—0.4%
Komercni Banka	19,451	3,189,182

Denmark—0.2%
ALK-ABELLO A/S	1,527	292,366
Novo Nordisk A, SERIES B	9,007	775,872
Rockwool Intl. A/S	809	144,262
Royal Unibrew A/S	1,243	152,331
Vestas Wind Systems A/S (a)	3,020	141,069

		1,505,900

Finland—0.7%
Elisa Oyj	4,734	139,814
Fortum Oyj	51,185	1,412,813
Nokia A Shares	57,765	1,260,413
Orion Oyj (a)	5,867	129,180
Sampo Oyj	13,991	390,624
Sanomawsoy Oyj-B Shares	17,725	507,072
Stockmann Oyj ABP (b)	9,681	429,006
Wartsila Corp. B Shares	1,841	110,108
YIT Oyj	43,975	1,434,334

		5,813,364

France—8.3%
Accor SA	1,372	121,144
Aeroports de Paris (a)	11,316	917,271
Air Liquide	7,104	1,628,748
Atos Origin (a)	1,595	86,362
Banque Nationale de Paris	73,383	7,665,142
Bouygues (b)	13,177	918,871
Edf Energies Nouvelles (a)	963	52,971
Electricite De Franc	17,389	1,274,942
Eurazeo	2,677	392,656
France Telecom	165,013	4,482,649
Gaz de France	3,146	138,663
Havas SA	21,868	125,871
Hermes International	1,028	134,325
JC Decaux SA	6,395	183,031
Lafarge SA	42,885	6,415,102
Lagardere Groupe S.C.A.	3,053	234,669
Legrand SA	46,961	1,500,038
LVMH Moet Hennessy	22,503	2,493,154
Natixis	13,207	349,512
Neuf Cegetel (a)	4,029	150,073
Pernod Ricard French	7,272	1,500,991
Peugeot SA	2,805	189,254
Pinault-Printemps-Redoute SA	7,007	1,054,193
Publicis Groupe	2,544	114,048
Renault	52,511	6,245,817
Sanofi-Synthelabo SA	81,910	6,964,745
Societe Generale	3,578	602,883
Societe Television Francaise	13,639	459,663
St. Gobain	16,452	1,532,565
Suez SA (b)	19,965	967,420
Total SA	218,892	14,777,397
Veolia Enviornnement	5,234	369,276

Vinci SA	3,700	512,450
Vivendi Universal	15,771	622,918

		65,178,814

Germany—7.0%
Adidas AG	2,295	112,482
Bayer AG	105,143	6,038,064
Bayerische Motoren Werke AG	107,026	6,188,684
Bilfinger Berger AG	8,643	721,870
Commerzbank AG	67,017	2,756,091
Continental AG	1,083	134,992
Daimler Chrysler	15,116	1,030,482
Deutsche Bank AG	11,366	1,494,632
Deutsche Boerse AG	3,847	772,210
Deutsche Post	73,663	2,363,680
Deutsche Postbank AG	10,602	890,818
E. On AG	12,327	1,615,621
Fraport AG (b)	35,849	2,950,496
Fresenius	16,761	1,217,587
Fresenius Medical Care	8,319	1,177,830
Henkel Kgaa	4,823	609,464
Hypo Real Estate Holdings	10,087	638,129
Ikb Deutsche Industriebank AG	9,859	385,625
IVG Immoblilien AG (b)	31,944	1,407,541
KarstadtQuelle AG (a)(b)	10,147	354,193
Landesbank Berlin Holding AG (a)(b)	15,672	154,908
MAN AG	665	71,538
Merck KGAA	1,900	239,342
Metro AG	2,033	140,530
MTU Aero Engines Holdings AG	5,065	266,406
Porsche (b)	6,079	8,019,640
Prologis European Properties Co.	18,553	371,924
Prosieben AG	13,233	450,007
Puma AG	199	70,727
Rhoen—Klinikum AG	7,556	407,424
RWE AG (b)	66,466	6,807,193
Siemens AG	47,731	5,026,111
Solarworld AG NPV (b)	201	14,524
Symrise AG (a)	1,107	27,977
Wacker Chemie AG (a)	670	102,095

		55,030,837

Greece—1.0%
Greek Organization of Football Prognostics	187,490	6,623,949
Hellenic Telecom (a)	29,898	811,005

		7,434,954

Hong Kong—0.9%
Beijing Capital International Airport Co. Ltd.	1,125,051	1,036,847
China Merchants Holdings International Co. Ltd.	417,319	1,626,542
Clear Media Ltd. (a)	121,000	142,490
Galaxy Entertainment Group Ltd. (a)	238,493	254,596
Gome Electical Appliances Holdings Ltd.	567,037	629,275
Hutchison Telecommumincations International Ltd. (a)	197,750	412,586
Melco International Development Ltd.	402,406	777,770
Melco PBL Entertainment Ltd. (ADR) (a)	6,999	117,166
Shun Tak Holdings, Ltd.	1,096,320	1,625,009
Texwinca Holdings Ltd.	140,000	99,456

		6,721,737

Hungary—0.9%
Gedeon Richter RT	3,250	633,623
Matav RT	353,057	1,730,905
OTP Bank	115,668	4,955,153

		7,319,681

Indonesia—0.0%
Indofood Sukses Makmur	266,382	45,525
Semen Gresik	50,173	212,169

		257,694

Ireland (Republic of)—0.5%
CRH	87,707	3,658,037

Italy—2.4%
Assicurazioni Generali SPA	9,817	421,913
Banca Intesa	195,741	1,393,451
Banca Italease	6,487	444,289
Banca Popolare	54,693	848,902
Banca Popolare dell’Emilia Romagna Scrl (b)	5,967	157,122
Banca Popolare Di Sondrio Scrl	8,021	165,039
Banca Popolare di Verona e Novara (b)	15,082	457,006
Banca Popolare Italiana (a)	45,632	688,338
Banche Popolari Unite Scrl	12,848	365,512
Banco Popolare Dell Emilia Romagna	442	11,405
Beni Stabili SPA	228,964	379,617
Bulgari SPA—A Shares	5,453	78,720
Buzzi Unicem SPA	28,655	840,988
Capitalia SPA	115,667	996,364
Cassa Di Risparmio	183,477	649,431
Credito Emiliano	40,947	621,460
Credito Italiano	145,386	1,346,630
Ente Nazionale Idrocarburi	263,035	8,057,348
Finmeccanica SPA	9,537	281,665
Geox SPA	16,457	268,934
Impregilo SPA	20,712	124,767
Luxottica Group SPA	5,532	173,483
Telecom Italia SPA	79,154	239,586

		19,011,970

Japan—17.6%
Acom Co. Ltd.	3,080	114,209
Aeon Credit Service Ltd.	3,545	67,373
Aiful Corporation	3,450	93,834
Aisin Seiki Co. Ltd.	3,601	124,403
Asatsu-DK, Inc. (b)	48,600	1,514,773
Bank of Fukuoka	16,000	135,011
Bank of Yokohama	15,997	130,797
Canon, Inc.	157,894	8,628,889
Central Japan Railway Co.	806	9,667,371
Chiba Bank Ltd.	15,000	143,171

Credit Saison	3,218	106,007
Dai Nippon Printing	448,000	6,773,545
Daihatsu Motor Co. Ltd.	12,000	120,111
Daikin Ind. Ltd.	6,900	246,533
Daiwa Securities	7,405	93,884
Denso Co.	6,699	260,853
Dentsu, Inc.	67	186,756
East Japan Railway Co.	38	291,444
Eisai Co. Ltd.	4,200	213,920
Exedy	2,700	83,014
Fanuc Ltd.	1,600	142,985
Fuji Television Network	49	111,335
Fujitsu Ltd.	12,000	83,318
Gunma Bank Ltd.	12,000	82,710
Honda Motor Y50	16,679	622,698
Hoya Corp.	9,100	315,145
Ibiden Co. Ltd.	2,100	105,186
Itochu Corp.	8,000	77,101
Japan Tobacco, Inc.	106	484,382
JS Group Corp.	4,808	108,027
JSR Corp.	114,723	2,655,132
Kansai Electric Power, Inc.	107,100	3,184,323
Kao Corp.	366,000	10,696,512
KDDI Corp.	27	211,411
Keyence Corp.	17,240	4,058,441
Koito Manufacturing Co.	10,987	157,116
Kubota Corp.	21,207	210,834
Kyocera Corp.	1,500	136,582
Makita Corp.	2,712	99,647
Matsushita Electric Industrial Co.	38,430	775,806
Millea Holdings, Inc.	7,100	265,673
Mitsubishi Electric Corp.	834,000	8,347,749
Mitsubishi Tokyo Finance	82	1,011,234
Mitsubishi UFJ Securities Co. Ltd	10,000	119,520
Mitsui Fudosan Co. Ltd.	3,599	99,406
Mitsui Marine / Fire	687,000	8,576,620
Mitsui Mining & Smelting Co.	2	11
Mizuho Financial Group, Inc.	126	883,352
NGK Spark Plug Co.	13,000	246,516
NHK Spring Co. Ltd.	9,072	92,873
Nintendo	501	133,301
Nippon Electric Glass Co. Ltd.	4,000	97,812
Nippon Telegraph & Telephone	58	307,661
Nissan Chemical Ind. Ltd.	7,000	89,695
Nissan Motor Co. Ltd.	8,580	99,432
Nitto Denko Corp.	117,801	6,019,901
Nok Corp. (ADR)	2,866	49,021
Nomura Securities	5,614	122,105
NSK Ltd.	14,000	122,037
NTT Docomo, Inc.	3,189	5,845,198
Omron Corp.	116,400	3,264,195
Oriental Land Co.	85,000	5,032,942
Orix Corp.	540	148,695
Osaka Gas Co.	697,000	2,737,605
Promise Co. Ltd	3,257	111,143
Resona Holdings, Inc. (b)	28	79,466
Ricoh Co. Ltd.	21,000	464,735
Sapporo Hokuyo Holdings, Inc.	8	83,115
Sega Sammy Holdings, Inc.	126,500	3,168,110
Seven & I Holdings Co.	4,618	148,225
Sharp Corp.	5,555	102,992
Shinsei Bank NPV	1,263,000	6,763,595
Sony Corp.	7,273	379,039
Stanley Electric Co. Ltd.	10,599	210,834
Sumitomo Chemical Co. Ltd.	25,000	190,050
Sumitomo Corp.	4,088	73,549
Sumitomo Electric Industries, Ltd.	8,400	125,301
Sumitomo Metal Ind. Ltd.	16,180	81,727
Sumitomo Mitsui Financial	862	8,373,173
Sumitomo Trust & Bank	11,615	131,661
Suruga Bank Ltd	7,000	96,554
Suzuki Motor Co.	24,000	658,839
T&D Holdings Inc.	116,400	8,425,948
Taiyo Nippon Sanso Corp.	233,000	2,082,220
Takata Corp.	1,700	71,940
Takeda Chemical Ind.	4,600	316,277
Takefuji Corp.	25,430	992,369
Teijin Ltd.	16,000	87,034
Teppan Printing	8,000	80,885
The Bank of Kyoto, Ltd.	8,619	96,608
The Shizuoka Bank, Ltd.	10,181	108,784
Toray Ind., Inc.	14,000	101,107
Toyota Motor Corp.	18,792	1,273,012
Yamada Denki Co. Ltd.	5,490	490,154
Yamaha Motor Co. Ltd.	4,201	124,905
Yamanouchi Pharmaceutical	115,500	5,063,308
Yamato Transport Co. Ltd.	2,600	41,617
Yokogawa Electric Corp.	8,501	125,587

		137,751,006

Luxembourg—0.1%
Millicom International Cellular SA	10,749	772,853

Malaysia—0.0%
Sime Darby Berhad	66,500	148,158

Mexico—0.3%
Cemex	8,555	291,469
Consorcio ARA, SA de CV	4,908	30,824
Desarrolladora Homex SA de CV (ADR)	2,240	121,923
Fomento Economico Mexicano	3,571	393,881
Grupo Televisa SA -SPONS GDR	39,957	1,090,427
Urbi, Desarrollos Urbanos (a)	112,909	445,089

		2,373,613

Netherlands—6.7%
ABN AMRO Holding NV	153,983	5,401,447
Akzo Nobel NV	72,886	4,493,290
CSM	78,899	2,740,491
Euronext NV	3,772	410,521
Heineken	5,344	263,403
ING Groep	126,093	5,384,155
Kininklijke Vopak NV	3,832	191,666
Koninklijke (Royal) KPN NV (b)	44,641	688,747
Mittal Steel Company NV (b)	114,220	5,790,044
Philips Electronics	23,767	873,329
Royal Dutch Shell PLC (b)	216,406	7,047,069
Royal Numico NV	19,610	1,010,937
TPG NV	50,800	2,185,286
Unilever NV	623,027	16,149,865
Vedior N.V. CVA	6,385	139,318

		52,769,568

New Zealand—0.0%
Auckland International Airport Ltd. (b)	100,430	$157,857

Norway—0.7%
DNB Holding ASA	9,370	126,868
Norsk Hydro	85,164	2,639,624
Orkla ASA	8,889	578,573
Statoil ASA (b)	65,375	1,669,008
Telenor ASA	32,337	598,726

		5,612,799

Philippines—0.1%
Ayala Corp.	46,451	536,121
Ayala Land, Inc.	851,344	267,580
Philippine Long Distance Telephone	3,974	190,018

		993,719

Poland—1.4%
Bank Handlowy W Warszawie SA	32,186	971,035
Bank Millennium SA	11,356	37,764
Bank Pekao	24,909	1,937,836
Bank Zachodni WBK SA	16,022	1,227,448
BK Przemyslowo-Handlowy	4,391	1,350,047
Bre Bank SA (a)	2,073	281,506
Budimex (a)	9,411	312,637
Cersanit—Krasnystaw SA (a)	40,032	559,091
Globe Trade Centre SA (a)	30,513	485,622
ING Bank Slaski SA	366	91,686
Powszechna Kasa Oszczednosci Bank Polski SA	121,938	1,839,404
Telekomunikacja Polsk	195,193	1,489,422
TVN SA (a)	15,574	137,262
ZM Duda SA (a)	29,691	143,825

		10,864,585

Portugal—0.2%
Energias De Portugal, SA	23,651	129,562
Jeronimo Martins	45,020	1,091,336

		1,220,898

Republic of Korea (South)—0.2%
Hyundai Motor Co. Ltd.	2,687	196,944
Samsung Electronics	1,697	1,022,094

		1,219,038

Romania—0.0%
Petrom	113,977	26,205
Socep Constanta	532,000	48,510

		74,715

Russian Federation—1.3%
Gazprom	21,754	902,791
Lukoil Holding ADR	8,850	703,575
Norilsk Nickel	8,674	1,545,707
Novatek OAO	76,238	426,933
OAO Rosneft Oil Company GDR (a)	144,122	1,214,948
OJSC Evrocement Group- BRD (a)	6	76,200
OJSC TNK-BP Holding	76,007	169,496
Polyus Gold ADR (a)	12,063	609,181
RAO Unified Energy System (b)	14,523	1,723,880
Rosneft Oil Co. (a)	4,168	35,095
Sberbank RF	659	2,355,925
Sistema Hals GDR (d)	19,485	244,537
Sistema Hals GDR	12,135	151,688
Uralsvyazinform (ADR) (a)	20,457	255,712

		10,415,668

Singapore—0.6%
United Overseas Bank Ltd.	357,000	4,763,736

Spain—1.5%
Banco Bilbao Vizcaya Argenta	162,749	3,968,910
Corporacion Mapfre	106,616	529,031
Gamesa Corporacion Tecnologica, SA	5,710	164,030
Grifols SA (a)	9,204	141,152
Industria de Diseno Textil SA	9,071	528,003
Telefonica De Espana	278,785	6,012,909

		11,344,035

Sweden—2.5%
AB SKF (b)	141,480	2,640,760
Autoliv	2,460	140,037
Ericsson	2,724,521	9,722,639
Foreningssparbanken	56,883	1,956,685
Getinge AB	22,757	471,961
Hennes & Mauritz AB	6,181	323,124
Modern Times Group (a)	11,442	634,158
Nordic Baltic Holding	84,889	1,291,863
Skandinaviska Enskilda Banken	53,585	1,643,970
Skanska AB	22,537	464,981
Telia AB	31,698	267,490

		19,557,668

Switzerland—7.9%
Adecco SA	5,823	388,519
BKW FMB Energie AG	850	92,778
Cie Financiere Richemont	30,404	1,679,269
Credit Suisse Group	21,303	1,477,311
Givaudan SA	269	239,307
Holcim Ltd.	169,485	16,844,180
Nestle (b)	57,263	21,335,578
Novartis AG (b)	195,209	10,869,865
Roche Holdings (b)	17,102	3,051,272
SGS SA	421	476,108
Swatch Group AG (b)	7,768	1,898,172
Syngenta AG (b)	3,709	655,353
UBS AG (a)	43,589	2,584,576

		61,592,288

Thailand—0.1%
Bangkok Bank Public Co.	10,100	33,717
Bangkok Bank Public Co., Ltd.	68,978	222,115
Krung Thai Bank Public Co., Ltd. (a)	546,415	187,250

		443,082

Turkey—0.2%
Dogan Sirketler Grubu Holdings A.S.	327,914	531,627
Haci Omer Sabanci Holding A.S.	64,392	259,848
Turkiye Garanti Bankasi A.S.	90,622	346,449
Turkiye Is Bankasi	111,101	526,992

		1,664,916

Ukraine—0.2%
Raiffeisen Bank Aval	310,013	55,902

UKR Telecom (a)	3,200,943	672,358
UKR Telecom GDR	14,159	141,077
Ukrnafta Oil Co.	6,241	439,028

		1,308,365
United Kingdom—24.8%
Aegis Group PLC	84,416	236,658
AMEC PLC	15,081	136,759
Anglo American PLC	35,169	1,668,695
Arriva PLC	8,977	126,583
Astrazeneca	114,905	6,462,969
Billiton	386,081	7,745,277
BP Amoco	780,937	8,005,835
British Aerospace	39,002	333,768
British American Tobacco	481,185	14,638,064
Burberry Group	40,168	498,166
Cadbury Schweppes	1,536,700	16,447,721
Compass Group PLC	194,098	1,155,005
Diageo	125,219	2,470,247
Drax Group PLC	409,786	5,754,178
Firstgroup PLC	12,227	145,997
GlaxoSmithKline	303,069	8,511,335
Hanson PLC (ADR)	128,181	2,047,865
Hays PLC	2,889,274	8,397,898
HSBC Holdings	287,877	5,037,381
Imperial Tobacco	454,893	18,939,358
Intercontinental Hotels Group PLC	300,647	7,085,300
Interteck Group PLC	23,696	401,379
Johnston Press PLC	257,340	2,034,198
Ladbrokes PLC	402,897	3,192,697
National Express Group PLC	6,553	141,435
National Grid PLC	381,807	5,721,219
Peter Hambro Mining (a)	16,112	360,407
Prudential Corp.	27,981	370,102
Qinetiq PLC	67,232	253,841
Reckitt Benckiser	248,617	12,518,981
Reed International	459,170	5,351,978
Rentokil Initial PLC	60,138	175,091
Rio Tinto PLC	15,709	844,082
Rolls Royce	161,240	1,555,591
Royal Bank of Scotland	202,953	8,007,474
Scottish & Newcastle	15,623	161,541
Scottish & Southern Energy PLC	89,854	2,535,796
Scottish Power PLC	854,357	12,835,741
Smith & Nephew	168,200	1,958,848
Smiths Ind. PLC	314,086	6,353,396
South African Breweries PLC	9,638	213,509
Stagecoach Group PLC	48,075	147,287
Tesco	202,544	1,718,396
Vodafone Group	3,800,308	10,560,765
William Hill PLC	38,440	478,245
Wolseley	7,775	195,295
WPP Group PLC	52,709	764,979

		194,697,332

United States—0.2%
CTC Media, Inc (a)	22,081	466,572
News Corp., Inc.	57,009	1,359,095

		1,825,667

TOTAL COMMON STOCKS (Cost $555,150,658)		749,443,939

CLOSED END INVESTMENT COMPANIES—0.2%
Australia—0.2%
Macquarie Airports (b)	512,804	$1,494,561
Romania—0.0%
SIF 1 Banat-Crisana (a)	50,000	59,621
SIF 2 Moldmova	54,000	60,393
SIF 3 Transilvania Brasov	41,000	49,049
SIF 4 Mutenia Bucuresti	75,000	54,653
SIF 5 Oltenia	47,500	58,861

		282,577

TOTAL CLOSED END INVESTMENT COMPANIES (Cost $1,320,510)		1,777,138

RIGHTS—0.0%
Poland—0.0%
ZM Duda SA Rights	29,691	143,825

TOTAL RIGHTS (Cost $122,276)		143,825

WARRANTS—0.9%
Germany—0.0%
Continental AG, expires 12/31/15, (excercise price: $1.28260) (e)	2,000	0

India—0.8%
Bharti Televentures Ltd. (a)(d)	169,179	2,747,298
Citigroup Global M CWT, Expires 1/20/10 (a)	106,240	1,449,113
Citigroup, expires 1/19/09 (exercise price: $0.00001) (d)(e)	24,695	579,592
State Bank of India (a)(d)	81,470	1,917,315

		6,693,318

Luxembourg—0.1%
Canara Bank (a)	65,651	311,186
Citigroup - Cw10 Suzlon Energy (a)	7,874	188,031

		499,217

TOTAL WARRANTS (Cost $5,414,200)		7,192,535

INVESTMENT COMPANY—0.2%
Romania—0.2%
KKR Private Equity Investments LP (d)	79,188	1,898,928

	Par (000)	Value
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN—7.7%
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse First Boston (See Notes)	$60,215	60,214,581

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $60,214,581)		60,214,581

REPURCHASE AGREEMENTS—2.0%
Bank of America Securities, LLC. (Agreement dated 02/28/07 to be repurchased at $7,600,108 collateralized by $12,275,000 (Value $7,717,183) U.S. STRIPS, 8.13%, due 05/15/21)
5.25%, 3/1/07	7,599	7,599,000

Wachovia Securities, (Agreement dated 02/28/07 to be repurchased at $8,001,164 collateralized by $7,396,000 (Value $8,146,133) U.S. Treasury Note, 12%, due 8/15/13)
5.24%, 3/1/07	8,000	8,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,599,000)		15,599,000

TOTAL INVESTMENT IN SECURITIES—106.7% (Cost $639,652,141) (f)		836,269,946

LIABILITIES IN EXCESS OF OTHER ASSETS—(6.7)%		(52,611,961)

NET ASSETS—100.0%		$783,657,985

(a)	Non-income producing security.
(b)	A portion or all the share amounts are temporarily on loan to an unaffiliated broker/dealer.
(c)	Illiquid security.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, or otherwise restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Adviser, using procedures approved by the Board of Directors, has deemed these securities to be liquid.
(e)	Security for which market quotations were not readily available. Security was priced in accordance with procedures adopted by the Fund’s Board of Directors.
(f)	Aggregate cost for Federal income tax purposes is $643,018,372. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$201,186,707
Excess of tax cost over value	$(7,935,133)

See Accompanying Notes to Schedules of Portfolio Investments.

Mercantile Funds, Inc.

Diversified Real Estate Fund

Schedule of Portfolio Investments

February 28, 2007

(Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS AND COMMON STOCKS—98.5%
Diversified—5.8%
Cousins Properties, Inc. (a)	40,600	$1,394,204
Eastgroup Properties, Inc.	45,630	2,463,107
Vornado Realty Trust (a)	78,290	9,958,488
		13,815,799
Financial Services—0.7%
Fidelity National Financial, Inc., CL A	72,140	1,731,360
Health Care—3.6%
Medical Properties Trust, Inc. (a)	94,446	1,450,691
Nationwide Health Properties, Inc. (a)	61,350	2,029,458
OMEGA Healthcare Investors, Inc.	78,280	1,412,171
Ventas, Inc.	80,270	3,678,774

		8,571,094

Hotel—10.2%
Hilton Hotels Corp.	186,730	6,591,569
Host Marriott Corp. (a)	276,833	7,275,171
LaSalle Hotel Properties (a)	52,120	2,315,692
Starwood Hotels & Resorts Worldwide	109,860	7,228,788
Sunstone Hotel Investors, Inc. (a)	39,870	1,129,916

		24,541,136

Mortgage—2.2%
Anthracite Capital, Inc.	118,970	1,488,315
CBRE Realty Finance, Inc. (a)	113,080	1,479,086
Newcastle Investment Corp.	75,180	2,217,810

		5,185,211

Office Properties—15.5%
Alexandria Real Estate Equities, Inc. (a)	59,860	6,296,674
BioMed Realty Trust, Inc.	72,642	2,030,344
Boston Properties, Inc. (a)	67,200	8,070,720
Corporate Office Properties Trust (a)	98,900	5,045,878
Digital Reality Trust, Inc. (a)	58,230	2,308,237
Douglas Emmett, Inc.	34,940	966,440
Kilroy Realty Corp.	22,130	1,822,406
SL Green Realty Corp. (a)	73,721	10,752,945
		37,293,644
Residential—17.1%
American Campus Communities, Inc.	52,050	1,574,513
Archstone-Smith Trust (a)	145,507	8,208,050
AvalonBay Communities, Inc. (a)	50,514	6,948,706
Camden Property Trust	56,640	4,076,947
Equity Residential Property (a)	181,790	9,233,114
Essex Property Trust, Inc. (a)	27,360	3,800,030
Mid-America Apartment Communities, Inc.	15,730	868,768
Ryland Group, Inc. (a)	33,510	1,614,177
United Dominion Realty Trust, Inc. (a)	142,630	4,656,869

		40,981,174

Retail—31.9%
Developers Diversified Realty Corp.	133,860	8,775,862
Entertainment Properties (a)	27,790	1,820,245
Federal Realty Investment Trust	41,470	3,752,620
General Growth Properties (a)	165,630	10,505,911
Kimco Realty Corp. (a)	190,260	9,562,467
Macerich Co. (a)	96,170	9,001,512
Realty Income Corp. (a)	86,110	2,368,886
Regency Centers Corp.	91,120	7,812,629
Simon Property Group, Inc. (a)	140,750	15,868,155
Tanger Factory Outlet Centers, Inc. (a)	36,330	1,459,739
Taubman Centers, Inc. (a)	51,480	3,061,516
Weingarten Realty Investors (a)	50,520	2,497,709

		76,487,251

Storage—5.2%
Public Storage, Inc. (a)	85,900	8,699,093
Sovran Self Storage, Inc.	37,120	2,161,126
U-STORE-IT Trust	76,790	1,658,664

		12,518,883

Warehouse/Industrial—6.3%
AMB Property Corp.	49,820	2,928,420
First Potomac Realty Trust (a)	45,770	1,370,811
Prologis Trust	162,540	10,748,770

		15,048,001

TOTAL REAL ESTATE INVESTMENT TRUSTS AND COMMON STOCKS (Cost $114,515,170)		236,173,553

MONEY MARKET FUNDS —1.9%
Blackrock Provident Institutional Funds—Temp Fund	1,823,625	1,823,625
Goldman Sachs Financial Square Prime Obligations Fund	2,812,335	2,812,335

TOTAL MONEY MARKET FUNDS (Cost $4,635,960)		4,635,960

	Par (000)	Value
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN—42.7%
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse First Boston (See Notes)	$102,195	102,194,589

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $102,194,589)		102,194,589

TOTAL INVESTMENT IN SECURITIES—143.1% (Cost $221,345,719) (b)		343,004,102

LIABILITIES IN EXCESS OF OTHER ASSETS—(43.1)%		(103,319,685)

NET ASSETS—100.0%		$239,684,417

(a)	A portion or all the share amounts are temporarily on loan to an unaffiliated broker/dealer.
(b)	Aggregate cost for Federal income tax purposes is $221,349,594. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$122,147,037
Excess of tax cost over value	$(492,529)

See Accompanying Notes to Schedules of Portfolio Investments.

Mercantile Funds, Inc.

Limited Maturity Bond Fund

Schedule of Portfolio Investments

February 28, 2007

(Unaudited)

	Par (000)	Value
U.S. GOVERNMENT AGENCY SECURITIES—33.6%
Fannie Mae—17.4%
Mortgage Backed Securities
6.50%, 11/1/13 – 4/1/14	$1,014	$1,038,942
6.00%, 4/1/14 – 1/1/17	973	989,584
5.50%, 10/1/17	906	911,046
4.86%, 1/1/36	1,774	1,769,435
Notes
4.20%, 3/24/08	1,000	991,000
6.63%, 9/15/09	3,500	3,650,693
3.88%, 2/15/10	4,100	4,002,400
6.00%, 5/15/11(a)	4,150	4,339,032
5.38%, 11/15/11(a)	4,750	4,867,657

		22,559,789

Federal Home Loan Bank—2.0%
Notes,
5.25%, 6/11/10	2,500	2,537,075

Freddie Mac—12.7%
Mortgage Backed Securities
6.00%, 4/1/14	956	971,968
5.50%, 10/1/16	511	513,818
5.29%, 2/1/36	2,295	2,297,089
5.07%, 3/1/36	2,748	2,727,781
Notes
4.13%, 10/18/10(a)	4,700	4,600,877
5.13%, 7/15/12	5,250	5,327,490

		16,439,023

Government National Mortgage Association—1.5%
Mortgage Backed Securities
6.00%, 6/15/13 – 4/15/17	1,073	1,092,171
6.50%, 6/15/14 – 11/15/15	226	232,153
5.50%, 9/15/16 – 10/15/16	415	417,889
4.50%, 11/15/17	152	148,498

		1,890,711

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $43,229,313)		43,426,598

CORPORATE BONDS—41.7%
Auto—0.6%
General Motors Acceptance Corp.
5.85%, 1/14/09	350	347,354
6.00%, 12/15/11	400	391,756

		739,110

Banking & Financial Services—19.8%
American Express Credit,
3.00%, 5/16/08	3,000	2,926,710
Charter One Bank,
5.50%, 4/26/11	2,300	2,338,168
CIT Group, Inc.,
3.65%, 11/23/07	1,650	1,632,060
Citigroup, Inc.,
5.10%, 9/29/11	2,750	2,759,350
General Electric Capital Corp.
5.00%, 6/15/07	1,000	999,110
5.88%, 2/15/12	2,500	2,591,700
Genworth Financial, Inc.,
5.51%, 6/15/07 (b)	3,000	3,001,920
Hartford Financial Services Group,
5.25%, 10/15/11	2,000	2,015,700
J.P. Morgan Chase & Co.,
6.00%, 2/15/09	1,250	1,270,504
Merrill Lynch,
4.13%, 1/15/09	2,500	2,459,000
Residential Capital Corp.,
6.13%, 11/21/08	930	934,011
U.S. Central Credit Union,
2.75%, 5/30/08	1,000	964,500
Wachovia Corp.,
3.50%, 8/15/08	1,800	1,758,823

		25,651,556

Building—Residential & Commercial—0.5%
D.R. Horton, Inc.,
8.00%, 2/1/09	650	680,017

Computers—3.5%
Hewlett-Packard Co.,
5.25%, 3/1/12	1,925	1,943,865
IBM,
4.38%, 6/1/09	2,600	2,569,034

		4,512,899

Food—1.6%
Pepsico, Inc.,
3.20%, 5/15/07(a)	2,000	1,990,240

Health Care—0.8%
United Health Group, Inc.,
3.38%, 8/15/07	1,000	991,380

Hotel—1.7%
MGM Mirage, Inc.,
8.50%, 9/15/10	650	699,562
Park Place Entertainment Corp.,
8.88%, 9/15/08	650	681,688
Starwood Hotels Resorts,
7.88%, 5/1/12	725	782,804

		2,164,054

Machinery & Equipment—4.7%
Caterpillar Financial Services Corp.
4.88%, 6/15/07	2,500	2,496,870
4.70%, 3/15/12	1,300	1,275,066
John Deere Capital Corp.
3.88%, 3/7/07	1,300	1,299,635
3.38%, 10/1/07	1,000	989,230

		6,060,801

Manufacturing—0.3%
3M Employee Stock Ownership,
5.62%, 7/15/09(c)	416	416,842

Oil & Exploration—0.3%
Tesoro Petroleum Corp.,
6.25%, 11/1/12	400	404,000

Pharmaceuticals—1.5%
Bristol-Myer Squibb,
4.00%, 8/15/08	2,000	1,969,360

Retail—4.0%
Home Depot, Inc.,
3.75%, 9/15/09	1,000	968,900

J.C. Penney & Co., Inc.,
7.60%, 4/1/07	1,000	1,001,647
May Department Stores,
3.95%, 7/15/07	500	496,735
Target Corp.,
3.38%, 3/1/08	2,750	2,699,620

		5,166,902

Telecommunications—1.2%
New York Telephone Co.,
6.00%, 4/15/08	800	806,096
SBC Communications,
5.30%, 11/15/10	750	754,455

		1,560,551

Utilities—Electrical & Electronic—1.2%
Public Service Co. of Colorado,
4.38%, 10/1/08	1,600	1,582,416

TOTAL CORPORATE BONDS (Cost $54,127,452)		53,890,128

ASSET BACKED SECURITIES—4.2%
AEP Texas Central Transition Funding,
4.98%, 1/1/10	2,500	2,498,574
USAA Auto Owner Trust,
4.98%, 10/15/12	1,400	1,402,086
Wachovia Auto Owner Trust,
5.35%, 2/22/11	1,600	1,607,232

TOTAL ASSET BACKED SECURITIES (Cost $5,499,478)		5,507,892

COMMERCIAL MORTGAGE BACKED SECURITIES—1.2%
Commercial Mortgage 2006-C8 A2B,
5.25%, 12/10/46	1,500	1,507,305

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,507,474)		1,507,305

FOREIGN BONDS—10.1%
Corporate Bonds—7.0%
ConocoPhillips Canada,
5.30%, 4/15/12	2,200	2,223,034
Cosan SA Industrial,
9.00%, 11/1/09 (c)	875	936,250
Eksportfinans,
5.13%, 10/26/11	1,200	1,211,556
Gazprom OAO,
9.13%, 4/25/07	850	858,115
HSBC Holding, PLC.,
7.50%, 7/15/09	1,500	1,582,413
Hutchison Whampoa International,
5.45%, 11/24/10 (c)	1,500	1,523,340
Royal Caribbean Cruises,
8.75%, 2/2/11	625	690,740

		9,025,448

Sovereign—3.1%
Brazil de Republic,
9.25%, 10/22/10	350	393,750
Province of Ontario,
3.35%, 7/16/07	1,700	1,687,828
Republic of Italy,
3.75%, 12/14/07	2,000	1,978,920

		4,060,498

TOTAL FOREIGN BONDS (Cost $12,961,064)		13,085,946
U.S. TREASURY OBLIGATIONS—8.1%
U.S. Treasury Notes
3.50%, 2/15/10(a)	2,500	2,428,713
4.00%, 4/15/10(a)	2,500	2,462,600
3.88%, 7/15/10	2,300	2,256,346
5.00%, 2/15/11(a)	1,800	1,834,594
5.00%, 8/15/11	1,500	1,531,524

TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,472,917)		10,513,777
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN—19.6%
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse First Boston (See Notes)	25,405	25,405,210

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $25,405,210)		25,405,210

	Shares
MONEY MARKET FUNDS—0.8%
Fifth Third Institutional Government Money Market Fund	1,000,166	1,000,166

TOTAL MONEY MARKET FUNDS (Cost $1,000,166)		1,000,166

TOTAL INVESTMENT IN SECURITIES—119.3% (Cost $154,203,074) (d)		154,337,022

LIABILITIES IN EXCESS OF OTHER ASSETS—(19.3)%		(24,976,527)

NET ASSETS—100.0%		$129,360,495

(a)	A portion or all the share amounts are temporarily on loan to an unaffiliated broker/dealer.
(b)	Variable or floating rate security. Rate disclosed is as of February 28, 2007.
(c)	Securities were purchased pursuant to Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been deemed illiquid pursuant to procedures adopted by the Board of Directors.
(d)	Aggregate cost for Federal income tax purposes is $ 154,227,527. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$651,915
Excess of tax cost over value	$(542,420)

See Accompanying Notes to Schedules of Portfolio Investments.

Mercantile Funds, Inc.

Total Return Bond Fund

Schedule of Portfolio Investments

February 28, 2007

(Unaudited)

	Par (000)	Value
U.S. GOVERNMENT AGENCY SECURITIES—52.7%
Fannie Mae—23.0%
Mortgage Backed Securities
7.50%, 10/1/07 – 8/1/31	$216	$226,131
6.00%, 1/1/09 – 6/1/17	438	445,066
7.00%, 4/1/11 – 7/1/31	319	330,180
6.50%, 3/1/17 – 10/1/32	2,103	2,158,753
5.50%, 10/1/18 – 4/1/34	10,568	10,542,744
5.00%, 10/1/19 – 11/1/35	8,139	7,931,583
8.00%, 9/1/26 – 10/1/27	75	80,099
4.86%, 1/1/36	1,910	1,905,546
Notes
3.88%, 2/15/10	1,250	1,220,244
6.13%, 3/15/12	2,000	2,116,820
4.38%, 9/15/12	2,125	2,082,457
4.63%, 5/1/13 – 10/15/13	3,750	3,710,490

		32,750,113

Federal Home Loan Bank—0.4%
Notes,
5.63%, 6/13/16(a)	625	648,663

Freddie Mac—28.4%
Mortgage Backed Securities
5.50%, 10/1/18 – 1/1/35	7,879	7,872,988
4.50%, 11/1/18	2,575	2,500,974
5.00%, 11/1/18 – 10/1/34	11,425	11,260,326
7.50%, 7/1/26 – 9/1/30	12	12,415
8.00%, 10/1/29 – 5/1/31	18	18,764
6.00%, 12/1/33 – 12/1/35	7,091	7,170,682
5.29%, 2/1/36	2,367	2,369,628
5.07%, 3/1/36	3,186	3,163,309
Notes
6.88%, 9/15/10	2,250	2,403,428
5.88%, 3/21/11	1,250	1,299,588
4.38%, 7/17/15	1,500	1,451,085
5.30%, 5/12/20	1,000	983,613

		40,506,800

Government National Mortgage Association—0.9%
Mortgage Backed Securities
7.00%, 2/15/12 – 4/15/28	483	501,391
9.00%, 5/15/16 – 9/15/21	132	140,710
8.00%, 5/15/17 – 9/15/27	91	96,104
10.00%, 5/15/19	9	9,683
6.50%, 2/15/26 – 4/15/32	415	427,935
8.50%, 8/15/27	17	18,573
7.50%, 10/15/29 – 1/15/32	53	54,956

		1,249,352

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $75,637,634)		75,154,928

CORPORATE BONDS—31.8%
Advertising—1.0%
Omnicom Group, Inc.,
5.90%, 4/15/16	1,350	1,393,570

Amusement Parks—1.0%
Walt Disney Co.,
5.70%, 7/15/11	1,375	1,409,774

Auto—0.6%
General Motors Acceptance Corp.
5.85%, 1/14/09	375	372,165
6.00%, 12/15/11	480	470,107

		842,272

Banking & Financial Services—14.3%
Bank of America
5.38%, 8/15/11	1,000	1,018,150
5.63%, 10/14/16	1,850	1,912,289
Bear Stearns Co., Inc.,
5.35%, 2/1/12	2,000	2,014,760
Charter One Bank,
5.50%, 4/26/11	2,450	2,490,658
Citigroup, Inc.,
5.10%, 9/29/11	1,500	1,505,100
Credit Suisse USA, Inc.,
5.25%, 3/2/11	1,425	1,437,939
General Electric Capital Corp.
5.50%, 4/28/11	785	799,372
6.75%, 3/15/32(a)	1,300	1,516,489
Goldman Sachs Group, Inc.,
6.60%, 1/15/12	1,400	1,487,655
Household Finance Corp.,
6.38%, 10/15/11	1,000	1,052,980
J.P. Morgan Chase & Co.,
6.00%, 2/15/09(a)	1,475	1,499,194
Merrill Lynch & Co.,
6.00%, 2/17/09	1,825	1,856,750
Morgan Stanley,
4.75%, 4/1/14	775	744,310
Residential Capital Corp.,
6.38%, 6/30/10	1,000	1,009,490

		20,345,136

Building—Residential & Commercial—0.5%
D.R. Horton, Inc.,
8.00%, 2/1/09	675	706,171

Computers—1.6%
IBM
4.38%, 6/1/09	800	790,472
7.00%, 10/30/25	1,250	1,458,017

		2,248,489

Diversified Manufacturing—1.0%
General Electric Co.,
5.00%, 2/1/13	1,400	1,397,007

Food—1.1%
Kraft Foods, Inc.,
6.25%, 6/1/12	1,425	1,493,879

Health Care—0.6%
HCA, Inc.,
9.13%, 11/15/14(b)	785	837,987

Hotel—1.7%
MGM Mirage, Inc.,
8.50%, 9/15/10	725	780,281
Park Place Entertainment Corp.,
8.88%, 9/15/08	700	734,125
Starwood Hotels Resorts,
7.88%, 5/1/12	850	917,771

		2,432,177

Oil & Exploration—0.5%
Tesoro Petroleum Corp.,
6.25%, 11/1/12	770	777,700

Pharmaceutical Preparations—0.5%
Abbott Laboratories,
5.60%, 5/15/11	750	767,775

Retail— 2.3%
Home Depot, Inc.,
5.40%, 3/1/16	1,550	1,534,252
J.C. Penney & Co., Inc.,
7.60%, 4/1/07	700	701,153
Wal-Mart Stores, Inc.,
5.25%, 9/1/35	1,175	1,109,607

		3,345,012

Technology—0.5%
United Technologies Corp.,
4.38%, 5/1/10	735	722,174

Telecommunications—4.1%
SBC Communications,
5.30%, 11/15/10	1,875	1,886,138
Sprint Nextel Corp.,
6.00%, 12/1/16	1,775	1,771,308
Time Warner, Inc.,
5.88%, 11/15/16	800	818,794
Verizon New Jersey, Inc.,
5.88%, 1/17/12	1,400	1,434,090

		5,910,330
Utilities—Electrical & Electronic—0.5%
Public Service Co. of Colorado,
4.38%, 10/1/08	650	642,857

TOTAL CORPORATE BONDS (Cost $44,694,927)		45,272,310

FOREIGN BONDS—4.7%
Corporate Bonds— 4.1%
Cia Brasileira de Bebida,
8.75%, 9/15/13	$725	848,250
Cosan SA Industrial,
9.00%, 11/1/09 (b)	725	775,750
Gazprom OAO,
9.13%, 4/25/07	650	656,206
Hutchison Whampoa International,
5.45%, 11/24/10 (b)	900	914,004
Petrobas International Financial Co.,
6.13%, 10/6/16	900	915,750
Royal Caribbean Cruises,
8.75%, 2/2/11	725	801,258
Vale Overseas Limited,
6.25%, 1/23/17	925	955,488

		5,866,706

Sovereign— 0.6%
Brazil de Republic,
9.25%, 10/22/10	725	815,625

TOTAL FOREIGN BONDS (Cost $6,353,096)		6,682,331

COMMERCIAL MORTGAGE BACKED SECURITIES—7.4%
Bear Stearns Commercial Mortgage Securities
5.71%, 9/11/38	1,550	1,609,024
5.54%, 10/12/41	1,100	1,122,704
Citigroup Commercial Mortgage Securities,
5.61%, 10/15/48	1,725	1,760,897
Commercial Mortgage 2006-C8 A2B,
5.25%, 12/10/46	1,750	1,758,523
J.P. Morgan Chase Commercial Mortgage Securities,
5.48%, 4/15/43	3,000	3,042,274
LB-UBS Commercial Mortgage Securities,
5.34%, 9/15/39	1,250	1,260,163

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $10,390,687)		10,553,585

U.S. TREASURY NOTES—9.4%
Notes
4.38%, 12/15/10	1,500	1,493,385
4.25%, 8/15/13(a)	1,000	986,020
4.88%, 8/15/16(a)	2,000	2,047,040
6.75%, 8/15/26(a)	1,825	2,277,837
4.75%, 5/15/14(a)	1,450	1,469,256
STRIPS
0.00%, 11/15/13 – 11/15/22	9,250	5,142,422

TOTAL U.S. TREASURY NOTES (Cost $13,031,879)		13,415,960

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN—5.5%
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse First Boston (See Notes)	7,894	7,893,838

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN ($7,893,838)		7,893,838

	Shares
MONEY MARKET FUNDS—0.6%
Fifth Third Institutional Government Money Market Fund	866,128	866,128

TOTAL MONEY MARKET FUNDS (Cost $866,128)		866,128

TOTAL INVESTMENT IN SECURITIES—112.1% (Cost $158,868,189) (c)		159,839,080

LIABILITIES IN EXCESS OF OTHER ASSETS—(12.1)%		(17,310,370)

NET ASSETS—100.0%		$142,528,710

(a)	A portion or all the share amounts are temporarily on loan to an unaffiliated broker/dealer.
(b)	Securities were purchased pursuant to Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been deemed illiquid pursuant to procedures adopted by the Board of Directors.
(c)	Aggregate cost for Federal income tax purposes is $158,966,784. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$1,931,494
Excess of tax cost over value	$(1,059,198)

See Accompanying Notes to Schedules of Portfolio Investments.

Mercantile Funds, Inc.

Maryland Tax-Exempt Bond Fund

Schedule of Portfolio Investments

February 28, 2007

(Unaudited)

	Par (000)	Value
MUNICIPAL BONDS—95.4%
District of Columbia—2.9%
Washington D.C., Metro Area, Transit Authority, RB, Refunding, INS: MBIA,
5.00%, 1/1/12	$500	$530,710
Washington D.C., Metropolitan Transit Authority, Gross Revenue INS: MBIA,
5.00%, 7/1/10	300	312,738
Washington D.C., Metropolitan Transit Authority, RB, INS: FGIC,
6.00%, 7/1/09	600	631,632

		1,475,080

Maryland—87.9%
Annapolis, GO, CPI,	440	453,653
5.00%, 11/1/16
Anne Arundel County, GO
5.00%, 3/1/16	750	805,695
4.13%, 3/1/23	1,285	1,292,196
4.13%, 3/1/23	810	814,536
Anne Arundel County, GO, Prerefunded 3/1/12 @ 100,
5.25%, 3/1/18	1,000	1,072,840
Baltimore City, Construction, Public Improvements, GO, INS: AMBAC,
5.00%, 10/15/19	715	778,578
Baltimore City, GO, INS: MBIA,
7.00%, 10/15/10	450	501,192
Baltimore City, RB, Waste Water Project, INS: FGIC,
5.00%, 7/1/22	1,000	1,108,100
Baltimore City, RB, Waste Water Project, INS: MBIA,
5.00%, 7/1/21	1,000	1,084,880
Baltimore County, GO
5.00%, 8/1/11	750	793,965
5.13%, 8/1/12	500	515,375
Baltimore County, RB, Catholic Health,
5.00%, 9/1/21	500	540,795
Baltimore, GO, 35 Day Auction Rate, INS: FSA,
3.59%, 10/15/20 (a)	500	500,000
Charles County, GO,
5.00%, 3/1/12	1,000	1,062,000
Frederick County, GO, Public Facilities,
5.00%, 8/1/17	1,730	1,891,149
Harford County, GO,
5.00%, 7/15/20	600	652,032
Harford County, GO, CPI, UT, Prerefunded 12/1/07 @ 102,
5.00%, 12/1/14	125	128,730
Maryland Environmental Services-Cecil County, RB, Landfill Project
5.13%, 9/1/10	180	185,999
5.30%, 9/1/12	250	261,745
Maryland State Community Development, RB, Administration Department of Housing & Community Development, Infrastructure, INS: MBIA
5.13%, 6/1/17	325	334,243
5.15%, 6/1/22	390	401,018
Maryland State Economic Development, RB, Corporate Lease, Maryland Department of Transportation Headquarters,
5.00%, 6/1/15	450	480,123
Maryland State Economic Development, RB, Infrastructure, University of Maryland-College Park Project, INS: AMBAC,
5.38%, 7/1/14	500	535,825
Maryland State Health & Higher Education, RB, Peninsula Medical Center,
5.00%, 7/1/19	500	539,775
Maryland State Health & Higher Education, RB, VRDB, Pooled Loan Program, LOC: Banc One,
3.51%, 4/1/35 (a)	500	500,000
Maryland State Health & Higher Educational Facilities Anne Arundel Health System, RB, 7 Day Auction Rate INS:FSA,
3.50%, 7/1/34 (a)	500	500,000
Maryland State Health & Higher Educational Facilities Authority, College of Notre Dame, INS: MBIA,
5.30%, 10/1/18	460	525,035
Maryland State Health & Higher Educational Facilities Authority, John Hopkins University, RB, Refunding,
5.63%, 7/1/17	500	512,820
Maryland State Health & Higher Educational Facilities Authority, Johns Hopkins University, RB, Prerefunded 7/1/09 @ 101,
6.00%, 7/1/39	500	531,075
Maryland State Health & Higher Educational Facilities Authority, RB, Board of Child Care
5.50%, 7/1/13	1,650	1,768,305
5.38%, 7/1/32	500	536,350
Maryland State Health & Higher Educational Facilities Authority, RB, Carroll Hospital Center,
5.00%, 7/1/36	1,000	1,041,530
Maryland State Health & Higher Educational Facilities Authority, RB, Goucher College,
5.38%, 7/1/25	500	541,585
Maryland State Health & Higher Educational Facilities Authority, RB, Johns Hopkins Hospital,
5.13%, 7/1/20	500	519,605
Maryland State Health & Higher Educational Facilities Authority, RB, Johns Hopkins University,
5.13%, 7/1/11	600	622,812
Maryland State Health & Higher Educational Facilities Authority, RB, Refunding, Johns Hopkins University
5.25%, 7/1/16	750	779,910

5.25%,7/1/17	500	520,005
Maryland State Health & Higher Educational Facilities Authority, Suburban Hospital, RB,
5.50%, 7/1/16	750	819,757
Maryland State Health & Higher Educational Facilities Authority, University of MD Med System,
4.50%, 7/1/26	200	202,422
Maryland State Health & Higher Educational Facilities Authority, Western MD Health System, INS: MBIA, FHA,
5.00%, 7/1/21	750	812,700
Maryland State Industrial Development, RB, IDA, American Center for Physics, SPA: American Institute of Physics,
5.25%, 12/15/14	500	533,850
Maryland State Industrial Development, RB, National Aquarium Baltimore,
5.50%, 11/1/17	750	817,088
Maryland State Stadium Authority, Sports Facility, RB, INS: AMBAC,
5.75%, 3/1/18	1,000	1,000,000
Maryland State, GO,
4.25%, 8/1/21	1,000	1,028,890
Montgomery County Economic Development, RB, VRDB, Georgetown Prep, LOC: Bank of America,
3.67%, 6/1/35 (a)	500	500,000
Montgomery County Revenue Authority, RB, Olney Indoor Swim Project,
5.25%, 10/1/12	200	200,142
Montgomery County, RB, Economic Development Revenue, Trinity Health Care Group,
5.50%, 12/1/16	930	1,007,562
Montgomery County, RB, Housing Opportunity Community Housing, Multi-Family, Avalon Knoll, FNMA,
5.70%, 7/1/10	150	154,247
New Baltimore School Board, RB,
5.13%, 11/1/14	455	478,387
Prince Georges County IDA, RB, Upper Marlboro Justice, INS: MBIA,
5.00%, 6/30/17	500	535,430
Prince Georges County IDA, RG, Upper Marlboro Justice, INS: MBIA,
5.00%, 6/30/19	710	761,141
Prince Georges County, RB, IDA, Hyattsville District Court Facility,
6.00%, 7/1/09	675	675,486
Queen Anne’s County, GO, INS: FGIC,
5.00%, 11/15/10	400	419,048
Saint Mary’s County, GO, Refunding, St. Mary’s Hospital,
5.00%, 10/1/09	880	908,459
St. Mary’s College, RB, INS: AMBAC,
5.00%, 9/1/22	995	1,079,436
Talbot County, GO,
5.00%, 3/15/12	480	508,838
Washington County, GO, INS: FGIC,
5.00%, 1/1/16	675	698,544
Washington County, GO, INS: FGIC, Prerefunded 1/1/10 @ 101,
5.50%, 1/1/20	300	317,697
Washington Suburban Sanitary District, GO
5.00%, 6/1/19	680	740,738
5.00%, 6/1/20	1,000	1,087,100
Washington Suburban Sanitary District, GO, General Construction, Prerefunded 6/1/10 @ 100,
5.25%, 6/1/24	440	461,710
Washington Suburban Sanitary District, GO, VRDB, SPA: Landesbank Hessen-Thrgn,
3.42%, 6/1/23 (a)	500	500,000
Westminster Economic Development Revenue, RB, VRDB, LOC:Citizen Bank of Pennsylvania,
3.66%, 5/1/34 (a)	500	500,000
Westminster Educational Facilities Revenue, RB, McDaniel College
5.00%, 11/1/21	160	169,414
5.00%, 11/1/23	240	253,342
Wicomico County, GO, INS: FGIC,
5.00%, 2/1/15	755	771,753
Worcester County, GO,
5.20%, 8/1/08	515	520,902

		44,097,559
Puerto Rico—4.6%
Puerto Rico Commonwealth, Public Improvements, GO, INS: MBIA,
5.25%, 7/1/21	1,000	1,100,590
Puerto Rico Electric Power Authority, Power, RB, INS: MBIA
5.40%, 7/1/13	105	107,141
5.00%, 7/1/19	1,000	1,086,370

		2,294,101

TOTAL MUNICIPAL BONDS (Cost $46,672,101)		47,866,740

	Shares
MONEY MARKET FUNDS—3.8%
Black Rock Provident Institutional Funds - MuniFund	429,860	429,860
Goldman Sachs Financial Square Tax-Free Money Market Fund	1,460,415	1,460,415

TOTAL MONEY MARKET FUNDS (Cost $1,890,276)		1,890,275

TOTAL INVESTMENT IN SECURITIES—99.2% (Cost $48,562,377) (b)	49,757,015

OTHER ASSETS IN EXCESS OF LIABILITIES—0.8%	395,114

NET ASSETS—100.0%	$50,152,129

(a)	Variable or floating rate security. Rate disclosed is as of February 28, 2007.
(b)	Aggregate cost for Federal income tax purposes is $48,562,377. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$1,290,320
Excess of tax cost over value	$(95,682)

Mercantile Funds, Inc.

Tax-Exempt Limited Maturity Bond Fund

Schedule of Portfolio Investments

February 28, 2007

(Unaudited)

	Par (000)	Value
MUNICIPAL BONDS—96.3%
Alaska—0.8%
Valdez Alaska Marine Terminal, RB, VRDB, BP Pipelines, Inc. Project,
3.63%, 6/1/37 (a)	$500	$500,000

Arizona—4.0%
Arizona School Facilities Board, RB, Prerefunded 7/1/11 @ 100,
5.50%, 7/1/12	1,395	1,498,411
University of Arizona, RB, INS: FSA,
5.25%, 6/1/09	1,050	1,086,204

		2,584,615

Colorado—1.6%
Regional Transportation District, RB, Sales Tax Revenue, INS: AMBAC,
5.25%, 11/1/11	1,000	1,069,210

Florida—13.3%
Brevard County, Health Facilities Authority, INS: MBIA,
5.63%, 10/1/14	2,550	2,578,101
Canaveral Port Authority, RB, INS: FGIC,
5.70%, 6/1/13	280	284,094
Cape Coral Water & Sewer, RB, INS: AMBAC,
5.00%, 10/1/15	1,205	1,317,294
Florida State Division of Bond Finance Dept. General Services, RB, INS: FSA,
5.25%, 7/1/13	1,810	1,864,209
St. Lucie County, RB, INS: MBIA,
5.50%, 4/1/10	1,000	1,034,870
Tampa Water & Sewer, RB, INS: FSA,
5.00%, 10/1/11	1,530	1,616,216

		8,694,784

Kentucky—1.6%
Kentucky State Turnpike Authority, RB, Revitalization, INS: FSA,
5.50%, 7/1/10	1,000	1,057,970

Maryland—8.7%
Anne Arundel County, GO,
5.00%, 3/1/14	1,000	1,082,610
Baltimore City, GO, INS: FSA, 35 Day Auction Rate Security,
3.60%, 10/15/22 (a)	1,000	1,000,000
Maryland State Economic Development Corp., RB, VRDB, U.S. Pharmacopeial INS: AMBAC, SPA: Bank of America,
3.67%, 7/1/34 (a)	1,000	1,000,000
Maryland State Health & Higher Education, RB, INS: MBIA, FHA, Western Maryland HLTH System,
4.00%, 1/1/15	1,000	1,014,740
Maryland State Health & Higher Education, RB, Johns Hopkins Hospital,
5.00%, 5/15/10	500	520,765
Prince Georges County, GO, CPI, INS: FSA,
5.50%, 5/15/09	1,000	1,039,470

		5,657,585

Massachusetts—6.7%
Massachusetts State, GO, VRDB, SPA: State Street,
3.60%, 12/1/30 (a)	$500	$500,000
Massachusetts, GO, ETM,
6.50%, 8/1/08	1,785	1,850,260
Massachusetts, GO, Prerefunded 4/1/08 @ 101,
5.00%, 4/1/15	2,000	2,048,380

		4,398,640

Michigan—1.6%
Michigan State Building Authority, RB,
5.25%, 10/15/13	1,030	1,070,129

Missouri—3.1%
Missouri State Health & Educational Facilities, RB, VRDB, Cox Health Systems, INS: AMBAC, SPA: Bank of Nova Scotia,
3.67%, 6/1/22 (a)	1,000	1,000,000
Missouri State Highways & Transportation Commission, RB,
4.25%, 5/1/15	1,000	1,039,090

		2,039,090

New Jersey—10.6%
New Jersey Economic Development, RB, INS: AMBAC,
5.00%, 9/15/11	1,120	1,181,611
New Jersey Economic Development, RB, INS: MBIA,
5.00%, 7/1/09	2,000	2,061,300
New Jersey State Transportation, RB,
5.00%, 6/15/08	2,000	2,034,560
New Jersey State Transportation, RB, ETM, INS: MBIA,
6.50%, 6/15/10	1,500	1,632,285

		6,909,756

New York—6.6%
New York City, GO
5.00%, 8/1/09	1,130	1,164,002
5.00%, 8/1/10	2,000	2,083,060
5.00%, 8/1/11	1,000	1,051,540

		4,298,602

North Carolina—6.9%
North Carolina State, GO, VRDB, SPA: Landesbank Hessen-Thueringen Girozentrale,
3.53%, 5/1/21 (a)	1,900	1,900,000
University of North Carolina, RB,
5.00%, 12/1/11	1,250	1,324,987
Wake County, Independent Facility and Pollution Control - Carolina Power & Light, RB, INS: AMBAC, 35 Day Auction Rate Security,
3.48%, 10/1/22 (a)	1,275	1,275,000

		4,499,987

Oregon—4.8%
Oregon State Department of Administrative Services, RB, INS: FSA,
5.00%, 9/1/10	1,835	1,919,740

Oregon State, GO,
5.25%, 10/15/13	1,145	1,235,341

		3,155,081
Pennsylvania—8.1%
Allegheny County Higher Ed Building Authority, RB, VRDB, Carnegie-Mellon University, SPA: Landesbank Hessen-Thueringen Girozentrale,
3.64%, 12/1/33 (a)	500	500,000
Harrisburg Authority School Revenue, GO, INS: FGIC,
5.00%, 4/1/10	1,250	1,301,175
Pennsylvania State Higher Education, RB, INS: MBIA, Prerefunded 6/1/10 @ 100,
5.50%, 6/1/18	1,430	1,511,381
Pennsylvania State, GO,
5.00%, 7/1/14	1,800	1,948,806

		5,261,362

South Carolina—5.7%
Berkeley County Pollution Control Facilities, RB, VRDB, Amoco Chemical Company Project,
3.63%, 7/1/12 (a)	500	500,000
Richland County School District, GO, INS: FSA,
5.00%, 3/1/09	1,595	1,637,172
South Carolina Public Service Authority, RB, INS: FSA,
5.00%, 1/1/13	1,460	1,563,266

		3,700,438

Tennessee—1.6%
Shelby County, GO,
5.00%, 4/1/09	1,000	1,026,280

Texas—1.1%
Corpus Christi Texas Independent School District,
5.00%, 8/15/11	740	746,645

Utah—1.5%
Carbon County Pollution Center, RB, Pacificorp Project, INS:AMBAC, SPA:JP Morgan,
3.75%, 11/1/24 (a)	1,000	1,000,000

Virginia—6.4%
Loudoun County Industrial Development Authority, RB, VRDB, Howard Hughes Medical Institute,
3.62%, 2/15/38 (a)	1,000	1,000,000
Northern Virginia Tranportation District, RB, INS: FSA,
5.38%, 7/1/14	1,000	1,040,550
Virginia State, GO, RB,
5.00%, 6/1/13	2,000	2,159,740

		4,200,290

West Virginia—1.6%
School Building Authority, RB, Capital Improvement, AMBAC,
5.50%, 7/1/11	1,000	1,025,880

TOTAL MUNICIPAL BONDS (Cost $62,861,797)		62,896,344

	Shares
MONEY MARKET FUNDS—2.9%
Black Rock Provident Institutional Funds—MuniFund	370,090	370,090
Goldman Sachs Financial Square Tax-Free Money Market Fund	1,521,660	1,521,660

TOTAL MONEY MARKET FUNDS (Cost $1,891,750)		1,891,750

TOTAL INVESTMENT IN SECURITIES—99.2% (Cost $64,753,548) (b)		64,788,094

OTHER ASSETS IN EXCESS OF LIABILITIES—0.8%		536,865

NET ASSETS—100.0%		$65,324,959

(a)	Variable or floating rate security. Rate disclosed is as of February 28, 2007.
(b)	Aggregate cost for Federal income tax purposes is $64,753,548. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$310,190
Excess of tax cost over value	$(275,644)

See Accompanying Notes to Schedules of Portfolio Investments.

Mercantile Funds, Inc.

National Tax-Exempt Bond Fund

Schedule of Portfolio Investments

February 28, 2007

(Unaudited)

	Par (000)	Value
MUNICIPAL BONDS—95.9%
Alabama—1.2%
Auburn University, RB, General Fee Revenue, INS:MBIA,
5.50%, 6/1/13	$1,000	$1,069,550
California—10.2%
Capistrano School District, GO, INS:AMBAC,
4.50%, 9/1/11	1,000	1,039,520
Los Angeles Unified School District, GO, INS: MBIA,
5.75%, 7/1/13	2,000	2,243,500
San Diego Unified School District, GO, INS:FSA
5.25%, 7/1/28	2,000	2,376,100
5.25%, 7/1/28	1,000	1,188,050
Western Riverside County Water & Wastewater Finance Authority, RB, Series A, INS: AMBAC,
5.00%, 9/1/30	2,000	2,140,320

		8,987,490

Colorado—5.8%
Adams State College, RB, INS: MBIA,
5.25%, 5/15/24	1,000	1,087,190
Arapahoe County District No. 5, Cherry Creek, GO, INS: SAW, Prerefunded
12/15/09 @ 100,
6.00%, 12/15/13	1,000	1,062,290
Denver City and County, COP, INS: AMBAC , Prerefunded 12/1/10 @ 101,
5.75%, 12/1/18	1,750	1,893,168
Denver City and County, GO,
6.00%, 10/1/10	1,000	1,078,350

		5,120,998

District of Columbia—1.1%
District of Columbia, RB, Georgetown University, INS: MBIA, 35 Day Auction Rate Security,
3.49%, 4/25/34 (a)	1,000	1,000,000
Florida—5.6%
Hillsborough County, Capital Improvement, RB, INS:MBIA,
4.38%, 7/1/21	1,755	1,800,209
Lee County Transit Facilities Revenue, RB, INS: AMBAC,
5.50%, 10/1/14	1,000	1,075,480
Miami-Dade Ed Facilities Authority, RB, University of Miami, INS:AMBAC,
5.00%, 4/1/22	1,000	1,069,940
Sarasota County Florida Public Hospital, RB, VRDB, INS: AMBAC,
3.67%, 7/1/37 (a)	1,000	1,000,000

		4,945,629

Georgia—4.6%
Atlanta Airport, RB, INS: FGIC
5.75%, 1/1/14	2,000	2,128,500
5.88%, 1/1/16	1,760	1,878,923

		4,007,423

Illinois—1.5%
Chicago, GO, INS: AMBAC,
6.25%, 1/1/13	1,000	1,129,610
Cicero, GO, INS: XLCA,
5.00%, 1/1/13	200	212,420

		1,342,030

Louisiana—2.9%
Louisiana Public Facilities, RB, INS: FSA,
5.50%, 8/1/17	2,365	2,529,557

Maryland—7.6%
Anne Arundel County, GO
4.13%, 3/1/23	2,000	2,011,200
4.13%, 3/1/23	1,000	1,005,600
Charles County, GO,
5.00%, 3/1/12	1,115	1,184,130
Maryland State & Local Facilities, GO, GPI,
5.50%, 3/1/08	1,000	1,018,290
Maryland State Health & Higher Education, RB, Peninsula Medical Center,
5.00%, 7/1/20	1,325	1,429,331

		6,648,551

Massachusetts—2.7%
Massachusetts Bay Transportation Authority,
5.75%, 7/1/15	85	90,670
Massachusetts Bay Transportation Authority Prerefunded 7/1/10 @ 100,
5.75%, 7/1/15	915	975,436
Pembroke, GO, INS: FGIC,
5.50%, 11/15/20	1,230	1,331,573

		2,397,679

Michigan—5.1%
Detroit Sewer Disposal, RB, INS: MBIA,
5.00%, 7/1/12	1,000	1,066,210
Michigan State Board Authority, RB, Clean Water,
5.25%, 10/1/18	2,000	2,164,160
Southfield Library, RB, INS: MBIA,
5.00%, 5/1/17	1,135	1,231,350

		4,461,720

Missouri—3.5%
Missouri State Board of Public Buildings, RB, Special Obligation,
5.75%, 5/1/09	1,500	1,565,910
Missouri State Health & Educational Facilities, RB, VRDB, Cox Health Systems, INS: AMBAC, SPA: Bank of Nova Scotia,
3.67%, 6/1/22 (a)	1,500	1,500,000

		3,065,910

New Jersey—5.1%
New Jersey Environmental Infrastructure,
5.50%, 9/1/16	1,000	1,053,990
New Jersey State Educational Facilities Authority, RB, Princeton University,
4.38%, 7/1/28	1,500	1,544,520

New Jersey State Transportation, Trust Fund, RB,
5.50%, 6/15/08	520	531,741
New Jersey State Transportation, Trust Fund, RB, ETM,
5.50%, 6/15/08	1,280	1,310,029

		4,440,280

New York—5.8%
New York City Transitional Financial Authority, RB, VRDB, New York City Recovery, SPA:Bank of New York,
3.47%, 8/1/18 (a)	1,500	1,500,000
New York State Environmental Facility Corp Station Clean Water & Drinking,
5.25%, 6/15/16	1,350	1,460,849
New York State Environmental Facility, RB,
6.00%, 6/15/18	1,775	1,864,069
New York State Environmental Facility, RB, Prerefunded 6/15/09 @ 100,
6.00%, 6/15/18	225	236,945

		5,061,863

North Carolina—3.7%
North Carolina Medical Care Commission Health System Revenue, GO, Mission Health Combined Group,
5.00%, 10/1/22	1,000	1,075,670
Orange County North Carolina, GO,
5.25%, 4/1/16	2,000	2,218,980

		3,294,650

Ohio—1.3%
Eaton School District, GO, INS: FGIC, Prerefunded 12/1/12 @ 101,
5.75%, 12/1/20	1,000	1,116,460

Oklahoma—3.6%
Oklahoma City, GO, INS: FGIC,
5.00%, 3/1/14	2,980	3,164,760

Oregon—2.4%
Oregon State Bond Bank, RB, INS: MBIA,
5.50%, 1/1/18	2,000	2,068,080

Pennsylvania—7.8%
Allegheny County Sanitation Authority, RB, INS: MBIA,
5.75%, 12/1/13	1,150	1,245,347
Chester County, GO,
5.50%, 11/15/15	2,235	2,411,766
Mifflin County, GO, INS: FGIC, Prerefunded 9/1/11 @ 100,
5.63%, 9/1/28	2,000	2,149,320
Montgomery County, GO,
4.00%, 10/15/11	1,000	1,015,120

		6,821,553

Puerto Rico—3.5%
Puerto Rico Commonwealth Highway & Transportation Authority, RB, INS: MBIA,
5.50%, 7/1/13	2,780	3,074,485

South Carolina—2.6%
Columbia COPs, INS: AMBAC,
5.25%, 6/1/17	2,095	2,277,956

Utah—1.1%
Salt Lake County, RB, VRDB, PCRB, Service Station Holdings Project, BP Amoco,
3.63%, 2/1/08 (a)	1,000	1,000,000

Virginia—7.2%
Montgomery County IDA Lease, RB, INS: AMBAC, Prerefunded 1/15/11 @ 101,
6.00%, 1/15/17	1,000	1,093,320
Virginia State Public Schools, RB,
5.50%, 8/1/08	1,500	1,538,040
Virginia State, Public Building Authority, RB, VRDB, SPA: Dexia Credit Local,
3.61%, 8/1/25 (a)	1,500	1,500,000
Virginia, GO,
5.00%, 6/1/21	2,000	2,175,680

		6,307,040

TOTAL MUNICIPAL BONDS (Cost $82,635,690)		84,203,664

	Shares
MONEY MARKET FUNDS—3.2%
Black Rock Provident Institutional Funds—MuniFund	57,280	57,280
Goldman Sachs Financial Square Tax-Free Money Market Fund	2,771,640	2,771,640
TOTAL MONEY MARKET FUNDS (Cost $2,828,920)		2,828,920

TOTAL INVESTMENT IN SECURITIES—99.1% (Cost $85,464,610) (b)		87,032,584
OTHER ASSETS IN EXCESS OF LIABILITIES—0.9%		768,286

NET ASSETS—100.0%		$87,800,870

(a)	Variable or floating rate security. Rate disclosed is as of February 28, 2007.
(b)	Aggregate cost for Federal income tax purposes is $85,464,610. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$1,707,797
Excess of tax cost over value	$(139,823)

See Accompanying Notes to Schedules of Portfolio Investments.

Mercantile Funds, Inc.

INVESTMENT ABBREVIATIONS

ADR	American Depository Receipt
AMBAC	Insured by American Municipal Bond Insurance Corp.
CL	Class
COP	Certificate of Participation
CPI	Consolidated Public Improvement
ETM	Escrowed to Maturity
GDR	Global Depository Receipt
FGIC	Insured by Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Insured by Federal Security Assurance
GO	General Obligation
GPI	General Public Improvement
IDA	Industrial Development Agency
INS	Insured
LIQ	Liquidity Facility
LLC	Limited Liability Co.
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
PCRB	Pollution Control Revenue Bonds
PLC	Public Liability Co.
RB	Revenue Bond
SAW	State Aid Withholding
SPA	Standby Purchase Agreement
STRIPS	Separately Traded Registered Interest and Principal Securities
TECP	Tax-Exempt Commercial Paper
UT	Unlimited Tax
VRDB	Variable Rate Demand Bond
XLCA	XL Capital Assurance

Mercantile Funds, Inc.

Unaudited

February 28, 2007

Notes to Schedules of Portfolio Investments

Note 1 – Organization

Mercantile Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company is a series mutual fund which currently issues shares of common stock representing interests in fourteen investment portfolios: the Prime Money Market Fund, Government Money Market Fund and Tax-Exempt Money Market Fund (the “Money Market Funds”), the Growth & Income Fund, Equity Income Fund, Equity Growth Fund, Capital Opportunities Fund, International Equity Fund and Diversified Real Estate Fund (the “Equity Funds”), and the Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Tax-Exempt Limited Maturity Bond Fund and National Tax-Exempt Bond Fund (the “Bond Funds”), (the Money Market Funds, Equity Funds and Bond Funds collectively, the “Funds,” individually, the “Fund”).

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its schedules of portfolio investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the schedules of portfolio investments. Actual results could differ from those estimates.

Security Valuation: Investment securities held by the Money Market Funds are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed pursuant to procedures adopted by the Company’s Board of Directors. Each Money Market Fund seeks to maintain a stable net asset value of $1.00 per share, but there can be no assurance that it will be able to do so.

Investments held by the Equity Funds and Bond Funds are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value. A security that is primarily traded on a domestic security exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, provided that if such securities are not traded on the valuation date, they will be valued at the preceding closing values. The Board of Directors of the Company has determined that movements in relevant indices or other appropriate market indicators after the close of the foreign securities exchanges may demonstrate that market quotations no longer represent the fair value of the foreign securities held by the International Equity Fund and may require fair valuation pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining such fair value prices, the International Equity Fund utilizes data furnished by an independent pricing service. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining such fair value prices, the International Equity Fund utilizes data furnished by an independent pricing service. Over-the-counter securities and securities listed or traded on foreign exchanges with operations similar to the U.S. over-the-counter market are valued at the mean of the most recent available quoted bid and ask prices in the over-the-counter market. Market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of Directors, which may rely on matrix pricing systems, electronic data processing techniques and/or quoted bid and ask prices provided by investment dealers. Investments in mutual funds are valued at the closing net asset value per share on the day of valuation.

Short-term investments with maturities of 60 days or less are valued at amortized cost; which approximates fair value. The net asset value per share of the Equity Funds and Bond Funds will fluctuate as the values of their respective investment portfolios change.

Security Transactions and Investment Income: Security transactions are accounted for on the trade date on financial reporting dates. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. All premiums and discounts are amortized or accreted for both financial statement and tax reporting purposes using the effective interest method.

Forward Foreign Currency Contracts: The International Equity Fund may enter into forward foreign currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. All commitments are marked-to-market daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in income as a component of realized gain or loss on foreign currency. Such contracts, which protect the value of the Fund’s investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities, but merely establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

A summary of forward foreign currency contracts in the International Equity Fund which were outstanding at February 28, 2007 is as follows:

Settlement Dates	Sell	Buy	Net Unrealized Appreciation/ (Depreciation)
3/1/2007	CZK 6,518,153	USD 292,110	$(13,674)
3/1/2007	EUR 25,522	USD 32,474	(1,297)
3/1/2007	EUR 25,522	USD 32,474	(1,297)
3/1/2007	PLN 52,537	USD 17,178	(631)
3/1/2007	SEK 278,270	USD 38,250	(1,550)
3/1/2007	SEK 847,897	USD 116,549	(4,724)
3/2/2007	EUR 39,336	USD 50,252	(1,798)
3/2/2007	EUR 161,111	USD 205,819	(7,364)
3/2/2007	EUR 23,245	USD 29,695	(1,062)
3/2/2007	EUR 36,958	USD 47,214	(1,689)
3/2/2007	GBP 34,118	USD 64,888	(2,115)
3/22/2007	CZK 26,896,089	USD 1,302,474	38,422
3/22/2007	USD 1,767,934	GBP 896,914	(6,532)
3/26/2007	TRY 970,161	USD 656,179	(24,109)
4/27/2007	USD 5,626,526	JPY 678,559,000	148,457
4/30/2007	EUR 2,977,406	USD 3,860,029	(89,741)
5/8/2007	USD 9,957,218	JPY 1,183,534,857	130,697
5/22/2007	HUF 246,032,842	USD 1,275,575	4,077

			$164,070

Currency Legend
CZK	Czech Republic Koruna
EUR	European Union Euro
GBP	British Pound
HUF	Hungary Forint
JPY	Japanese Yen
PLN	Polish Zlotych
SEK	Swedish Krona
TRY	Turkey New Lira
USD	U.S. Dollar

Note 3 – Portfolio Securities Loaned

Pursuant to an agreement with Credit Suisse First Boston, New York Branch, each Fund except the Tax-Exempt Money Market Fund, Maryland Tax-Exempt Bond Fund, Tax-Exempt Limited Maturity Bond Fund and National Tax-Exempt Bond Fund may lend its portfolio securities to approved brokers, dealers or other financial institutions to earn additional income. Prior to the close of each business day, loans of securities are secured by collateral at least equal to 102% (105% for the International Equity Fund) of the value of the securities on loan. However, due to market fluctuations, the value of the securities on loan may exceed the value of the collateral. On the next business day, the collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Cash collateral received in connection with securities lending is invested in certain high quality, liquid investments. Although the collateral mitigates risk, securities lending presents risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral if the borrower of the securities fails financially. The Company has the right under the securities lending agreement to recover the securities from the borrower on demand.

At February 28, 2007, the cash collateral received by the Funds was pooled and invested in the following securities. Each of the Funds participating in securities lending at that date owned a pro-rata portion of the securities listed below.

	Par	Value
Saturn Ventures II, Inc., 5.38%, 08/07/07	$20,000,000	$20,000,000
TIAA Real Estate CDO Trust Ltd., 5.35%, 09/28/07	18,137,428	18,137,428
Brahms Funding Corp., 5.31%, 03/06/07	5,477,000	5,451,246
Citius II Funding LLC, 5.31%, 03/05/07	20,000,000	19,908,894
Harwood Street Funding I, 5.31%, 03/01/07	12,000,000	11,940,103
MICA Funding LLC, 5.31%, 03/19/07	10,000,000	9,960,325
Rams Funding II LLC, 5.32%, 03/26/07	10,000,000	9,958,817
Rhineland Funding Capital Corp., 5.34%, 03/28/07	15,000,000	14,865,546
Valcour Bay Capital Co. LLC, 5.33%, 03/22/07	10,000,000	9,958,700
Allstate Life Global Funding II, 5.36%, 03/17/08	4,000,000	4,000,000
American General Financial Corp., 5.37%, 03/17/08	10,000,000	10,000,000
Anglo Irish Bank, 5.35%, 03/05/08	20,000,000	20,000,000
Bear Stearns Co., Inc., 5.36%, 03/17/08	22,000,000	22,000,000
Elysian Funding LLC, 5.39%, 06/13/07	10,000,000	9,999,425
Genworth Financial, 5.38%, 03/17/08	10,000,000	10,000,000
Irish Life & Permanent PLC, 5.36%, 02/21/08	7,000,000	6,998,600
Islands Banking HF, 5.39%, 03/22/07	25,000,000	25,000,000
Jackson National Life Funding, 5.32%, 04/01/08	10,000,000	10,000,000
Kaupthing Bank, 5.40%, 03/20/07	20,000,000	20,000,000
Natixis, 5.33%, 03/17/08	20,000,000	19,995,654
Northern Rock PLC, 5.36%, 03/03/08	12,000,000	12,000,000
SLM Corp., 5.32%, 03/17/08	20,000,000	20,000,000
Caixa Catalunya, 5.39%, 03/07/08	20,000,000	20,000,000
CIT Group Inc., 5.43%, 08/24/07	20,000,000	20,016,300
Countrywide Financial Corp., 5.44%, 06/27/07	25,000,000	24,997,400
Dekabank, 5.38%, 11/20/07	15,000,000	14,997,000
Lehman Brothers, Inc. Repurchase Agreement, dated 02/28/07 to be repurchased at $90,013,275 fully collateralized by U.S. Government Agency Obligations, 5.31%, 03/01/07	90,000,000	90,000,000
Barclays Capital Markets Repurchase Agreement, dated 02/28/07 to be repurchased at $16,431,423 fully collateralized by U.S. Government Agency Obligations, 5.31%, 03/01/07	16,429,000	16,429,000

3

Item 2.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in this Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) At the date of filing this Form N-Q, there were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 3.	Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercantile Funds, Inc.

By:	/s/ Kevin A. McCreadie
Kevin A. McCreadie
Chief Executive Officer

Date:	April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin A. McCreadie
Kevin A. McCreadie
Chief Executive Officer

Date:	April 27, 2007

By:	/s/ Michael D. Daniels
Michael D. Daniels
Chief Financial Officer

Date:	April 27, 2007